UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

January 31, 2011

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMMON STOCKS — 60.0%
AEROSPACE & DEFENSE — 1.5%
Boeing Co. (The)	35,926	$2,496,138
General Dynamics Corp.	37,499	2,827,425
Raytheon Co.	44,813	2,240,202
		7,563,765
AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	60,865	4,359,151
AUTO COMPONENTS — 0.6%
Magna International, Inc.	10,601	618,780
TRW Automotive Holdings Corp.(1)	38,082	2,271,972
		2,890,752
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	191,656	3,056,913
BEVERAGES — 0.9%
Coca-Cola Co. (The)	31,311	1,967,896
Coca-Cola Enterprises, Inc.	11,128	279,981
Dr Pepper Snapple Group, Inc.	54,347	1,925,514
PepsiCo, Inc.	11,054	710,883
		4,884,274
BIOTECHNOLOGY — 1.4%
Amgen, Inc.(1)	44,379	2,444,395
Biogen Idec, Inc.(1)	42,339	2,771,934
Cephalon, Inc.(1)	32,983	1,948,636
		7,164,965
CAPITAL MARKETS — 1.2%
Franklin Resources, Inc.	7,106	857,339
Goldman Sachs Group, Inc. (The)	19,578	3,203,352
Legg Mason, Inc.	73,849	2,446,618
		6,507,309
CHEMICALS — 0.8%
Lubrizol Corp.	262	28,155
OM Group, Inc.(1)	9,534	344,940
PPG Industries, Inc.	34,579	2,914,318
W.R. Grace & Co.(1)	22,876	811,869
		4,099,282
COMMERCIAL BANKS — 2.0%
PNC Financial Services Group, Inc.	26,366	1,581,960
SunTrust Banks, Inc.	18,518	563,503
U.S. Bancorp.	38,340	1,035,180
Wells Fargo & Co.	227,701	7,382,066
		10,562,709
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.(1)	28,996	613,265
Harris Corp.	38,990	1,814,595
Plantronics, Inc.	3,734	132,184
Research In Motion Ltd.(1)	30,023	1,774,659
		4,334,703

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMPUTERS & PERIPHERALS — 3.1%
Apple, Inc.(1)	18,370	$6,233,309
Dell, Inc.(1)	133,250	1,753,570
Hewlett-Packard Co.	27,180	1,241,854
Lexmark International, Inc., Class A(1)	48,089	1,675,421
SanDisk Corp.(1)	31,447	1,426,750
Seagate Technology plc(1)	147,904	2,070,656
Western Digital Corp.(1)	49,152	1,672,151
		16,073,711
CONSTRUCTION & ENGINEERING — 0.2%
KBR, Inc.	31,636	1,015,516
CONSUMER FINANCE — 0.3%
American Express Co.	13,492	585,283
Cash America International, Inc.	23,666	952,083
		1,537,366
CONTAINERS & PACKAGING — 0.5%
Ball Corp.	31,344	2,229,499
Crown Holdings, Inc.(1)	7,714	257,339
Graphic Packaging Holding Co.(1)	52,623	249,959
		2,736,797
DIVERSIFIED CONSUMER SERVICES — 0.6%
Career Education Corp.(1)	19,864	445,748
ITT Educational Services, Inc.(1)	37,174	2,447,536
		2,893,284
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Bank of America Corp.	253,628	3,482,312
Citigroup, Inc.(1)	349,110	1,682,710
JPMorgan Chase & Co.	127,754	5,741,265
McGraw-Hill Cos., Inc. (The)	61,120	2,382,458
		13,288,745
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	237,593	6,538,559
Qwest Communications International, Inc.	146,151	1,042,057
Verizon Communications, Inc.	132,588	4,722,785
		12,303,401
ELECTRIC UTILITIES — 0.6%
Entergy Corp.	31,239	2,254,519
Exelon Corp.	17,362	738,059
NextEra Energy, Inc.	3,810	203,682
		3,196,260
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Anixter International, Inc.	490	31,002
Tyco Electronics Ltd.	56,603	2,050,727
Vishay Intertechnology, Inc.(1)	127,368	2,101,572
		4,183,301
ENERGY EQUIPMENT & SERVICES — 0.5%
Complete Production Services, Inc.(1)	17,036	475,986
Schlumberger Ltd.	11,361	1,011,015
SEACOR Holdings, Inc.	10,685	1,129,298
		2,616,299

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FOOD & STAPLES RETAILING — 0.3%
Walgreen Co.	12,163	$491,871
Wal-Mart Stores, Inc.	18,139	1,017,054
		1,508,925
FOOD PRODUCTS — 1.7%
Corn Products International, Inc.	36,410	1,679,594
Del Monte Foods Co.	47,927	908,696
Hershey Co. (The)	51,425	2,401,033
Sara Lee Corp.	86,693	1,471,180
Tyson Foods, Inc., Class A	135,176	2,223,645
		8,684,148
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Cardinal Health, Inc.	74,715	3,101,420
Health Net, Inc.(1)	26,563	757,842
Humana, Inc.(1)	51,376	2,978,267
Magellan Health Services, Inc.(1)	13,208	639,399
McKesson Corp.	10,394	781,317
UnitedHealth Group, Inc.	73,659	3,023,702
		11,281,947
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	1,777	130,911
Starbucks Corp.	81,856	2,580,920
		2,711,831
HOUSEHOLD DURABLES(2)
American Greetings Corp., Class A	2,009	43,656
HOUSEHOLD PRODUCTS — 1.3%
Colgate-Palmolive Co.	3,578	274,683
Energizer Holdings, Inc.(1)	18,932	1,377,114
Procter & Gamble Co. (The)	79,591	5,024,580
		6,676,377
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.(1)	63,103	1,309,387
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	43,644	3,837,180
General Electric Co.	175,564	3,535,859
Seaboard Corp.	17	34,034
		7,407,073
INSURANCE — 3.3%
ACE Ltd.	24,299	1,496,575
Allied World Assurance Co. Holdings Ltd.	29,837	1,800,066
American Financial Group, Inc.	69,245	2,252,540
Berkshire Hathaway, Inc., Class B(1)	11,057	903,910
Chubb Corp. (The)	15,007	869,356
Endurance Specialty Holdings Ltd.	2,972	138,168
Horace Mann Educators Corp.	3,851	66,545
Loews Corp.	64,816	2,595,881
Principal Financial Group, Inc.	71,498	2,342,989
Prudential Financial, Inc.	54,503	3,352,480
Travelers Cos., Inc. (The)	23,459	1,319,803
		17,138,313

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

INTERNET SOFTWARE & SERVICES — 0.9%
AOL, Inc.(1)	35,823	$842,557
EarthLink, Inc.	40,546	345,857
Google, Inc., Class A(1)	6,017	3,612,366
		4,800,780
IT SERVICES — 2.5%
Accenture plc, Class A	51,770	2,664,602
Computer Sciences Corp.	34,610	1,844,367
International Business Machines Corp.	48,005	7,776,810
Western Union Co. (The)	34,491	699,477
		12,985,256
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Polaris Industries, Inc.	27,488	2,114,377
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bruker Corp.(1)	23,771	415,993
MACHINERY — 1.6%
Caterpillar, Inc.	26,191	2,540,789
Deere & Co.	7,739	703,475
Eaton Corp.	4,781	516,157
Parker-Hannifin Corp.	27,679	2,474,779
Timken Co.	42,083	1,978,743
		8,213,943
MEDIA — 1.4%
Comcast Corp., Class A	153,111	3,483,275
DirecTV, Class A(1)	37,202	1,576,993
Scholastic Corp.	569	16,917
Time Warner, Inc.	73,907	2,324,375
		7,401,560
METALS & MINING — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	30,684	3,336,885
Newmont Mining Corp.	46,992	2,587,849
		5,924,734
MULTILINE RETAIL — 0.6%
Target Corp.	60,114	3,296,051
MULTI-UTILITIES — 0.6%
DTE Energy Co.	7,648	353,797
Integrys Energy Group, Inc.	54,533	2,595,225
		2,949,022
OIL, GAS & CONSUMABLE FUELS — 6.0%
Apache Corp.	3,657	436,500
Canadian Natural Resources Ltd.	45,541	2,027,485
Chevron Corp.	84,432	8,015,130
ConocoPhillips	77,735	5,554,943
Exxon Mobil Corp.	107,810	8,698,111
Murphy Oil Corp.	18,434	1,222,174
Occidental Petroleum Corp.	49,396	4,775,605
Sunoco, Inc.	7,771	329,879
		31,059,827
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	23,294	2,048,241

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	28,431	$2,288,695
PHARMACEUTICALS — 3.5%
Abbott Laboratories	53,272	2,405,763
Bristol-Myers Squibb Co.	69,896	1,759,981
Eli Lilly & Co.	93,895	3,264,729
Forest Laboratories, Inc.(1)	49,410	1,593,967
Johnson & Johnson	105,041	6,278,301
Merck & Co., Inc.	26,178	868,324
Pfizer, Inc.	98,173	1,788,712
		17,959,777
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Equity LifeStyle Properties, Inc.	2,880	163,814
Rayonier, Inc.	21,150	1,252,292
Simon Property Group, Inc.	2,635	267,321
		1,683,427
ROAD & RAIL — 0.4%
CSX Corp.	21,585	1,523,901
Norfolk Southern Corp.	9,946	608,596
		2,132,497
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Intel Corp.	266,565	5,720,485
LSI Corp.(1)	43,116	266,888
Marvell Technology Group Ltd.(1)	73,694	1,400,923
Micron Technology, Inc.(1)	204,239	2,152,679
Teradyne, Inc.(1)	40,331	672,721
		10,213,696
SOFTWARE — 2.0%
Intuit, Inc.(1)	18,491	867,783
Microsoft Corp.	294,787	8,172,969
Oracle Corp.	38,132	1,221,368
		10,262,120
SPECIALTY RETAIL — 1.7%
Advance Auto Parts, Inc.	21,068	1,347,088
AutoZone, Inc.(1)	8,654	2,194,049
Best Buy Co., Inc.	12,818	435,812
Home Depot, Inc. (The)	17,979	661,088
Limited Brands, Inc.	53,386	1,561,007
Ross Stores, Inc.	24,457	1,594,596
Williams-Sonoma, Inc.	34,356	1,106,263
		8,899,903
TEXTILES, APPAREL & LUXURY GOODS(2)
VF Corp.	1,844	152,536
TOBACCO — 1.0%
Philip Morris International, Inc.	86,961	4,977,648
TOTAL COMMON STOCKS
(Cost $254,260,507)		311,810,243
CORPORATE BONDS — 10.9%
AEROSPACE & DEFENSE — 0.2%
L-3 Communications Corp., 5.875%, 1/15/15(3)	$160,000	164,000

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Lockheed Martin Corp., 4.25%, 11/15/19(3)	$150,000	$151,148
United Technologies Corp., 6.05%, 6/1/36(3)	454,000	496,539
United Technologies Corp., 5.70%, 4/15/40(3)	200,000	210,968
		1,022,655
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)(4)	170,000	172,927
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	220,000	218,776
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(3)	130,000	136,761
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	50,000	51,507
		579,971
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	300,000	309,936
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)(4)	150,000	185,353
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	250,000	296,758
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	60,000	60,288
PepsiCo, Inc., 4.875%, 11/1/40(3)	50,000	47,171
		899,506
BIOTECHNOLOGY(2)
Amgen, Inc., 3.45%, 10/1/20(3)	100,000	94,815
CAPITAL MARKETS — 1.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	330,000	375,569
Credit Suisse (New York), 5.00%, 5/15/13(3)	340,000	364,420
Credit Suisse (New York), 5.50%, 5/1/14(3)	200,000	220,196
Credit Suisse (New York), 5.30%, 8/13/19(3)	230,000	240,881
Credit Suisse (New York), 4.375%, 8/5/20(3)	160,000	155,205
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	330,000	353,198
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	190,000	200,153
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	150,000	166,911
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	1,130,000	1,318,524
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)	100,000	101,290
Jefferies Group, Inc., 8.50%, 7/15/19(3)	130,000	151,807
Korea Development Bank, 3.25%, 3/9/16(3)	130,000	127,153
Morgan Stanley, 4.20%, 11/20/14(3)	200,000	207,830
Morgan Stanley, 6.625%, 4/1/18(3)	410,000	446,074
Morgan Stanley, 5.625%, 9/23/19(3)	250,000	252,681
Morgan Stanley, 5.50%, 7/24/20(3)	200,000	200,171
Morgan Stanley, 5.75%, 1/25/21(3)	250,000	252,954
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	100,000	100,884
UBS AG (Stamford Branch), 2.25%, 1/28/14(3)	80,000	80,169
UBS AG (Stamford Branch), 5.875%, 12/20/17(3)	250,000	273,262
		5,589,332
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	210,000	231,000
Dow Chemical Co. (The), 5.90%, 2/15/15(3)	110,000	122,143
Dow Chemical Co. (The), 2.50%, 2/15/16(3)	70,000	67,217
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	190,000	237,392
Dow Chemical Co. (The), 4.25%, 11/15/20(3)	100,000	96,041
PPG Industries, Inc., 5.50%, 11/15/40(3)	20,000	19,358
Rohm & Haas Co., 5.60%, 3/15/13(3)	240,000	259,146
		1,032,297

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

COMMERCIAL BANKS — 0.5%
Barclays Bank plc, 5.00%, 9/22/16(3)	$200,000	$212,378
BB&T Corp., 5.70%, 4/30/14(3)	150,000	166,862
Fifth Third Bancorp., 6.25%, 5/1/13(3)	170,000	184,874
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	140,000	142,829
HSBC Holdings plc, 6.80%, 6/1/38(3)	80,000	83,936
HSBC USA, Inc., 5.00%, 9/27/20(3)	110,000	107,218
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)	30,000	32,176
Lloyds TSB Bank plc, 4.875%, 1/21/16(3)	130,000	130,253
National Australia Bank Ltd., 2.75%, 9/28/15(3)(4)	100,000	99,436
PNC Bank N.A., 6.00%, 12/7/17(3)	290,000	323,179
PNC Funding Corp., 4.25%, 9/21/15(3)	50,000	52,570
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	220,000	214,801
SunTrust Banks, Inc., 7.25%, 3/15/18(3)	110,000	123,882
U.S. Bancorp., 3.44%, 2/1/16(5)	120,000	121,022
Wachovia Bank N.A., 4.80%, 11/1/14(3)	373,000	398,968
Wachovia Bank N.A., 4.875%, 2/1/15(3)	123,000	131,306
Wells Fargo & Co., 5.625%, 12/11/17(3)	50,000	55,620
		2,581,310
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Corrections Corp. of America, 6.25%, 3/15/13(3)	250,000	251,875
Corrections Corp. of America, 7.75%, 6/1/17(3)	90,000	98,775
Republic Services, Inc., 5.50%, 9/15/19(3)	300,000	326,107
Republic Services, Inc., 6.20%, 3/1/40(3)	140,000	149,752
Waste Management, Inc., 6.125%, 11/30/39(3)	120,000	127,785
		954,294
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)	130,000	138,646
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, 5.55%, 10/17/12(3)	150,000	160,247
American Express Centurion Bank, 6.00%, 9/13/17(3)	250,000	280,008
American Express Co., 7.25%, 5/20/14(3)	200,000	229,216
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	250,000	310,604
SLM Corp., 5.00%, 10/1/13(3)	180,000	185,225
SLM Corp., 6.25%, 1/25/16(3)	130,000	130,382
		1,295,682
CONTAINERS & PACKAGING(2)
Ball Corp., 7.125%, 9/1/16(3)	130,000	142,025
Ball Corp., 6.75%, 9/15/20(3)	120,000	127,200
		269,225
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Arch Western Finance LLC, 6.75%, 7/1/13(3)	47,000	47,705
Bank of America Corp., 4.50%, 4/1/15(3)	190,000	197,382
Bank of America Corp., 6.50%, 8/1/16(3)	620,000	687,072
Bank of America Corp., 5.75%, 12/1/17(3)	150,000	157,281
Bank of America Corp., 5.875%, 1/5/21(3)	40,000	41,926
Bank of America N.A., 5.30%, 3/15/17(3)	720,000	735,821
Citigroup, Inc., 6.00%, 12/13/13(3)	330,000	362,108
Citigroup, Inc., 6.01%, 1/15/15(3)	520,000	573,399
Citigroup, Inc., 4.75%, 5/19/15	70,000	73,947
Citigroup, Inc., 6.125%, 5/15/18(3)	320,000	348,311

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Citigroup, Inc., 8.50%, 5/22/19(3)	$100,000	$122,520
Citigroup, Inc., 5.375%, 8/9/20(3)	80,000	82,022
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	110,000	114,381
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	840,000	934,347
		4,478,222
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Alltel Corp., 7.875%, 7/1/32(3)	100,000	127,486
AT&T, Inc., 6.80%, 5/15/36(3)	350,000	379,614
AT&T, Inc., 6.55%, 2/15/39(3)	470,000	501,125
British Telecommunications plc, 5.95%, 1/15/18(3)	120,000	132,686
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	330,000	430,745
CenturyLink, Inc., 7.60%, 9/15/39(3)	120,000	124,786
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	177,058
Embarq Corp., 7.08%, 6/1/16(3)	69,000	78,647
Frontier Communications Corp., 8.50%, 4/15/20(3)	260,000	294,450
Qwest Corp., 7.875%, 9/1/11(3)	120,000	124,800
Qwest Corp., 7.50%, 10/1/14(3)	200,000	229,500
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	340,000	362,669
Telecom Italia Capital SA, 7.00%, 6/4/18(3)	130,000	139,024
Telecom Italia Capital SA, 7.175%, 6/18/19(3)	80,000	86,707
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	220,000	230,978
Verizon Communications, Inc., 6.40%, 2/15/38(3)	70,000	74,936
Verizon Communications, Inc., 7.35%, 4/1/39(3)	160,000	190,755
Windstream Corp., 7.875%, 11/1/17(3)	220,000	236,775
		3,922,741
ELECTRIC UTILITIES — 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	100,000	110,491
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	81,000	86,940
Duke Energy Corp., 6.30%, 2/1/14(3)	100,000	112,159
Duke Energy Corp., 3.95%, 9/15/14(3)	130,000	137,540
Edison International, 3.75%, 9/15/17(3)	130,000	130,374
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	150,000	154,619
Exelon Generation Co. LLC, 4.00%, 10/1/20(3)	100,000	92,980
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	300,000	309,637
Florida Power Corp., 6.35%, 9/15/37(3)	230,000	258,326
Southern California Edison Co., 5.625%, 2/1/36(3)	60,000	61,706
		1,454,772
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	150,000	171,000
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	190,000	188,100
		359,100
ENERGY EQUIPMENT & SERVICES — 0.1%
Transocean, Inc., 6.50%, 11/15/20(3)	100,000	108,732
Weatherford International Ltd., 9.625%, 3/1/19(3)	350,000	456,609
		565,341

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(3)	$350,000	$407,642
Kroger Co. (The), 6.40%, 8/15/17(3)	200,000	229,590
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	468,000	503,998
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	220,000	243,073
Wal-Mart Stores, Inc., 5.625%, 4/1/40(3)	420,000	432,198
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	150,000	140,840
		1,957,341
FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	200,000	217,249
Kraft Foods, Inc., 6.00%, 2/11/13(3)	70,000	76,438
Kraft Foods, Inc., 5.375%, 2/10/20(3)	330,000	352,345
Kraft Foods, Inc., 6.50%, 2/9/40(3)	150,000	161,007
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	120,000	124,866
Ralcorp Holdings, Inc., 6.625%, 8/15/39(3)	150,000	152,121
		1,084,026
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	130,000	151,058
Covidien International Finance SA, 1.875%, 6/15/13(3)	170,000	172,170
		323,228
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	230,000	242,215
Express Scripts, Inc., 7.25%, 6/15/19(3)	360,000	426,845
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	270,000	306,338
WellPoint, Inc., 5.80%, 8/15/40(3)	60,000	60,550
		1,035,948
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	170,000	190,981
Wyndham Worldwide Corp., 6.00%, 12/1/16(3)	50,000	52,724
Wyndham Worldwide Corp., 5.75%, 2/1/18(3)	70,000	71,874
Yum! Brands, Inc., 5.30%, 9/15/19(3)	310,000	331,074
		646,653
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	230,000	250,988
Jarden Corp., 6.125%, 11/15/22(3)	70,000	68,250
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	100,000	104,239
		423,477
INDUSTRIAL CONGLOMERATES — 0.4%
General Electric Capital Corp., 3.75%, 11/14/14(3)	200,000	208,915
General Electric Capital Corp., 2.25%, 11/9/15(3)	200,000	192,514
General Electric Capital Corp., 5.625%, 9/15/17(3)	450,000	494,305
General Electric Capital Corp., 6.00%, 8/7/19(3)	350,000	389,037
General Electric Capital Corp., 4.375%, 9/16/20(3)	320,000	311,285
General Electric Capital Corp., 4.625%, 1/7/21(3)	160,000	158,646
General Electric Co., 5.00%, 2/1/13(3)	158,000	169,131
General Electric Co., 5.25%, 12/6/17(3)	230,000	249,447
		2,173,280
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	181,819
American International Group, Inc., 3.65%, 1/15/14	70,000	72,124
American International Group, Inc., 5.85%, 1/16/18(3)	80,000	83,682

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

American International Group, Inc., 8.25%, 8/15/18(3)	$100,000	$118,152
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	120,000	119,096
CNA Financial Corp., 5.875%, 8/15/20(3)	60,000	60,269
Genworth Financial, Inc., 7.20%, 2/15/21(3)	70,000	71,524
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	110,000	111,243
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	110,000	118,617
Lincoln National Corp., 6.25%, 2/15/20(3)	160,000	176,098
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	200,000	215,205
MetLife, Inc., 6.75%, 6/1/16(3)	260,000	303,044
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	150,000	161,200
Prudential Financial, Inc., 7.375%, 6/15/19(3)	170,000	201,748
Prudential Financial, Inc., 5.40%, 6/13/35(3)	270,000	252,813
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	100,000	111,035
		2,357,669
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(3)	60,000	55,183
LEISURE EQUIPMENT & PRODUCTS(2)
Hasbro, Inc., 6.35%, 3/15/40(3)	150,000	148,124
MACHINERY(2)
Deere & Co., 5.375%, 10/16/29(3)	200,000	207,914
MEDIA — 0.9%
CBS Corp., 4.30%, 2/15/21(3)	160,000	151,629
CBS Corp., 5.50%, 5/15/33(3)	120,000	109,577
Comcast Corp., 5.90%, 3/15/16(3)	189,000	212,427
Comcast Corp., 5.70%, 5/15/18(3)	120,000	131,889
Comcast Corp., 6.40%, 5/15/38(3)	220,000	227,917
Comcast Corp., 6.40%, 3/1/40(3)	80,000	83,288
DirecTV Holdings LLC, 3.55%, 3/15/15(3)	190,000	193,940
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	305,000	327,308
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	210,000	218,137
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	300,000	358,500
Lamar Media Corp., 9.75%, 4/1/14(3)	150,000	174,375
NBCUniversal Media, LLC, 5.15%, 4/30/20(3)(4)	90,000	92,899
NBCUniversal Media, LLC, 4.375%, 4/1/21(4)	220,000	213,141
NBCUniversal Media, LLC, 5.95%, 4/1/41(4)	70,000	68,318
News America, Inc., 6.90%, 8/15/39(3)	150,000	168,219
Omnicom Group, Inc., 4.45%, 8/15/20(3)	245,000	240,794
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	350,000	370,722
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	270,000	313,055
Time Warner, Inc., 3.15%, 7/15/15(3)	140,000	142,624
Time Warner, Inc., 7.70%, 5/1/32(3)	200,000	239,520
Viacom, Inc., 6.25%, 4/30/16(3)	490,000	558,014
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)	250,000	266,250
		4,862,543
METALS & MINING — 0.3%
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	130,000	131,203
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	180,000	186,109
ArcelorMittal, 9.85%, 6/1/19(3)	240,000	308,395
ArcelorMittal, 5.25%, 8/5/20(3)	120,000	119,282
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	210,000	234,435
Newmont Mining Corp., 6.25%, 10/1/39(3)	120,000	127,229

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	$80,000	$74,938
Teck Resources Ltd., 5.375%, 10/1/15(3)	70,000	76,827
Vale Overseas Ltd., 5.625%, 9/15/19(3)	210,000	223,208
Vale Overseas Ltd., 4.625%, 9/15/20	60,000	59,152
		1,540,778
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	175,000	182,219
MULTI-UTILITIES — 0.4%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	230,000	261,830
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	330,000	340,084
CMS Energy Corp., 4.25%, 9/30/15	160,000	161,094
CMS Energy Corp., 8.75%, 6/15/19(3)	180,000	213,250
Dominion Resources, Inc., 6.40%, 6/15/18(3)	260,000	300,519
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	303,000	310,570
PG&E Corp., 5.75%, 4/1/14(3)	60,000	66,390
Sempra Energy, 8.90%, 11/15/13(3)	170,000	200,098
Sempra Energy, 6.50%, 6/1/16(3)	100,000	115,882
		1,969,717
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(3)	80,000	87,055
Xerox Corp., 4.25%, 2/15/15(3)	200,000	210,751
		297,806
OIL, GAS & CONSUMABLE FUELS — 1.2%
Anadarko Petroleum Corp., 5.95%, 9/15/16(3)	50,000	54,906
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	290,000	283,406
Apache Corp., 5.10%, 9/1/40(3)	90,000	82,739
Apache Corp., 5.25%, 2/1/42(3)	60,000	56,369
BP Capital Markets plc, 4.50%, 10/1/20(3)	100,000	100,918
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	140,000	151,539
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	100,000	110,375
ConocoPhillips, 5.75%, 2/1/19(3)	240,000	273,158
El Paso Corp., 7.875%, 6/15/12(3)	57,000	60,369
El Paso Corp., 7.25%, 6/1/18(3)	200,000	219,511
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	147,874
Enbridge Energy Partners LP, 5.20%, 3/15/20(3)	100,000	104,642
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	120,000	112,104
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	150,000	155,369
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	390,000	444,307
Enterprise Products Operating LLC, 5.20%, 9/1/20(3)	100,000	103,466
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	125,000	122,337
EOG Resources, Inc., 5.625%, 6/1/19(3)	150,000	165,869
Hess Corp., 6.00%, 1/15/40(3)	110,000	114,568
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	200,000	230,635
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	130,000	133,505
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	150,000	171,582
Marathon Petroleum Corp., 3.50%, 3/1/16(4)(5)	50,000	50,518
Marathon Petroleum Corp., 6.50%, 3/1/41(4)(5)	60,000	59,485
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	160,000	178,166
Newfield Exploration Co., 6.875%, 2/1/20(3)	200,000	216,000
Nexen, Inc., 5.65%, 5/15/17(3)	150,000	160,354
Peabody Energy Corp., 6.50%, 9/15/20(3)	70,000	74,637

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	$50,000	$50,209
Petrobras International Finance Co., 5.75%, 1/20/20(3)	120,000	124,445
Petrobras International Finance Co., 5.375%, 1/27/21	240,000	242,468
Petroleos Mexicanos, 6.00%, 3/5/20(3)	120,000	127,584
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(3)	60,000	62,033
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	190,000	238,734
Shell International Finance BV, 3.10%, 6/28/15(3)	140,000	144,603
Shell International Finance BV, 6.375%, 12/15/38(3)	50,000	57,408
Suncor Energy, Inc., 6.10%, 6/1/18(3)	174,000	198,172
Talisman Energy, Inc., 7.75%, 6/1/19(3)	350,000	430,133
TransCanada PipeLines Ltd., 3.80%, 10/1/20	80,000	77,409
Williams Partners LP, 5.25%, 3/15/20(3)	120,000	123,844
Williams Partners LP, 4.125%, 11/15/20(3)	80,000	75,573
		6,091,323
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)(4)	270,000	266,859
International Paper Co., 9.375%, 5/15/19(3)	110,000	142,169
International Paper Co., 7.30%, 11/15/39(3)	60,000	67,787
		476,815
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(3)	50,000	49,665
AstraZeneca plc, 5.40%, 9/15/12(3)	295,000	317,173
AstraZeneca plc, 5.90%, 9/15/17(3)	200,000	230,932
Pfizer, Inc., 7.20%, 3/15/39(3)	170,000	212,104
Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18(3)(4)	120,000	123,900
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	410,000	443,076
		1,376,850
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
AMB Property LP, 6.625%, 12/1/19(3)	160,000	180,022
Boston Properties LP, 4.125%, 5/15/21(3)	140,000	134,093
Developers Diversified Realty Corp., 5.375%, 10/15/12(3)	70,000	72,233
Digital Realty Trust LP, 5.875%, 2/1/20(3)	150,000	155,397
HCP, Inc., 3.75%, 2/1/16(3)	160,000	160,171
HCP, Inc., 5.375%, 2/1/21	140,000	141,179
Host Hotels & Resorts, Inc., 6.00%, 11/1/20(3)(4)	120,000	119,400
Kimco Realty Corp., 6.875%, 10/1/19(3)	90,000	103,295
Simon Property Group LP, 5.75%, 12/1/15(3)	220,000	248,524
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	60,000	58,228
		1,372,542
ROAD & RAIL — 0.1%
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)	60,000	55,346
Union Pacific Corp., 5.75%, 11/15/17(3)	340,000	383,918
		439,264
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)	254,000	281,668
Oracle Corp., 5.375%, 7/15/40(3)(4)	445,000	429,688
		711,356
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.40%, 3/1/16(3)	350,000	393,034
Lowe's Cos., Inc., 2.125%, 4/15/16(3)	110,000	108,047

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Staples, Inc., 9.75%, 1/15/14(3)	$145,000	$176,818
		677,899
TEXTILES, APPAREL & LUXURY GOODS(2)
Hanesbrands, Inc., 6.375%, 12/15/20(3)(4)	140,000	135,625
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(3)	50,000	67,998
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(3)	200,000	207,598
America Movil SAB de CV, 5.00%, 3/30/20(3)	110,000	114,584
American Tower Corp., 4.625%, 4/1/15(3)	230,000	240,974
Rogers Communications, Inc., 6.25%, 6/15/13(3)	180,000	198,937
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	120,000	132,900
		894,993
TOTAL CORPORATE BONDS
(Cost $54,022,937)		56,748,480
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 10.9%
FHLMC, 7.00%, 10/1/12(3)	28,342	29,747
FHLMC, 4.50%, 1/1/19(3)	1,081,836	1,144,305
FHLMC, 6.50%, 1/1/28(3)	74,720	84,199
FHLMC, 5.50%, 12/1/33(3)	646,279	694,779
FHLMC, 5.50%, 1/1/38(3)	1,619,580	1,732,010
FHLMC, 6.00%, 8/1/38(3)	477,029	519,333
FHLMC, 6.50%, 7/1/47(3)	67,483	74,662
FNMA, 6.50%, 5/1/11(3)	585	591
FNMA, 7.50%, 11/1/11(3)	17,653	18,079
FNMA, 6.50%, 5/1/13(3)	1,626	1,777
FNMA, 6.50%, 5/1/13(3)	3,288	3,594
FNMA, 6.50%, 6/1/13(3)	558	610
FNMA, 6.50%, 6/1/13(3)	4,745	5,185
FNMA, 6.50%, 6/1/13(3)	6,888	7,527
FNMA, 6.50%, 6/1/13(3)	10,364	11,326
FNMA, 6.00%, 1/1/14(3)	33,487	36,460
FNMA, 6.00%, 4/1/14(3)	121,057	131,805
FNMA, 4.50%, 5/1/19(3)	1,256,728	1,329,491
FNMA, 5.00%, 9/1/20(3)	1,673,830	1,791,812
FNMA, 6.50%, 1/1/28(3)	25,145	28,232
FNMA, 7.00%, 1/1/28(3)	37,858	43,105
FNMA, 6.50%, 1/1/29(3)	90,291	101,942
FNMA, 7.50%, 7/1/29(3)	160,153	184,079
FNMA, 7.50%, 9/1/30(3)	48,858	56,141
FNMA, 6.50%, 9/1/31(3)	81,751	92,301
FNMA, 7.00%, 9/1/31(3)	25,941	29,620
FNMA, 6.50%, 1/1/32(3)	125,858	142,099
FNMA, 7.00%, 6/1/32(3)	322,089	367,932
FNMA, 6.50%, 8/1/32(3)	129,430	146,132
FNMA, 5.50%, 6/1/33(3)	742,468	799,893
FNMA, 5.50%, 7/1/33(3)	988,541	1,064,999
FNMA, 5.50%, 8/1/33(3)	1,037,989	1,118,271
FNMA, 5.50%, 9/1/33(3)	669,794	721,599
FNMA, 5.00%, 11/1/33(3)	2,932,414	3,094,285

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

FNMA, 5.50%, 1/1/34(3)	$4,126,523	$4,447,642
FNMA, 4.50%, 9/1/35(3)	2,578,392	2,647,686
FNMA, 5.00%, 2/1/36(3)	3,080,465	3,244,733
FNMA, 5.50%, 4/1/36(3)	1,249,537	1,343,057
FNMA, 5.50%, 5/1/36(3)	2,496,331	2,683,165
FNMA, 5.50%, 2/1/37(3)	807,510	865,423
FNMA, 6.00%, 7/1/37	5,495,359	6,009,322
FNMA, 6.50%, 8/1/37(3)	810,052	894,457
FNMA, 4.50%, 9/1/40	7,380,181	7,564,685
FNMA, 4.00%, 1/1/41	2,300,903	2,286,317
FNMA, 6.50%, 6/1/47(3)	58,015	63,933
FNMA, 6.50%, 8/1/47(3)	416,482	458,967
FNMA, 6.50%, 9/1/47(3)	106,774	117,667
FNMA, 6.50%, 9/1/47(3)	292,943	322,826
FNMA, 6.50%, 9/1/47(3)	327,991	361,449
GNMA, 7.00%, 4/20/26(3)	141,041	164,516
GNMA, 7.50%, 8/15/26(3)	72,468	84,091
GNMA, 7.00%, 2/15/28(3)	16,791	19,415
GNMA, 7.50%, 2/15/28(3)	36,009	41,868
GNMA, 7.00%, 12/15/28(3)	37,770	43,670
GNMA, 7.00%, 5/15/31(3)	148,696	172,128
GNMA, 5.50%, 11/15/32(3)	862,718	938,215
GNMA, 4.00%, 1/20/41	6,225,000	6,253,554
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $53,601,393)		56,636,708
U.S. TREASURY SECURITIES — 7.9%
U.S. Treasury Bonds, 5.50%, 8/15/28(3)	70,000	80,795
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	1,239,000	1,390,391
U.S. Treasury Bonds, 5.375%, 2/15/31(3)	2,680,000	3,050,593
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	4,240,000	4,102,200
U.S. Treasury Notes, 1.375%, 9/15/12(3)	4,200,000	4,262,509
U.S. Treasury Notes, 0.50%, 11/30/12(3)	10,660,000	10,657,921
U.S. Treasury Notes, 1.375%, 5/15/13(3)	1,000,000	1,015,707
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,500,000	2,598,827
U.S. Treasury Notes, 2.125%, 12/31/15(3)	8,150,000	8,230,229
U.S. Treasury Notes, 2.625%, 8/15/20(3)	1,871,000	1,763,272
U.S. Treasury Notes, 2.625%, 11/15/20(3)	4,000,000	3,748,752
TOTAL U.S. TREASURY SECURITIES
(Cost $40,834,504)		40,901,196
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 2.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
FHLMC, 2.875%, 2/9/15(3)	2,900,000	3,030,999
FNMA, 2.75%, 3/13/14(3)	4,000,000	4,178,072
FNMA, 5.00%, 2/13/17(3)	2,200,000	2,482,695
FNMA, 6.625%, 11/15/30(3)	761,000	939,468
		10,631,234
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.7%
Ally Financial, Inc., 1.75%, 10/30/12(3)	2,000,000	2,039,300

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Citigroup Funding, Inc., 1.875%, 11/15/12(3)	$1,800,000	$1,839,685
		3,878,985
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $13,916,943)		14,510,219
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(3)	400,000	421,676
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	800,000	820,161
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 2/1/11(3)	600,000	618,490
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 2/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	449,430	427,462
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 2/1/11(3)	200,000	206,057
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 2/1/11(3)	380,000	402,525
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 2/1/11(3)	600,000	647,800
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	225,000	233,869
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	1,000,000	1,057,254
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(3)	600,000	634,393
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(3)	1,000,000	1,052,364
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	176,034	176,103
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 2/11/11(3)	400,000	414,874
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.33%, 2/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	313,977	306,475
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(3)	657,592	674,547
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(3)	218,765	223,013
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	186,762	189,273
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(3)	47,889	47,861
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(3)	300,000	314,352
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(3)	90,381	91,457
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(3)	200,000	206,525
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 2/1/11(3)	500,000	507,244
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 2/1/11(3)	1,000,000	1,036,168

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 2/1/11(3)	$600,000	$645,921
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,237,765)		11,355,864
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	300,125	311,714
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	677,816	533,700
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	233,933	238,039
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(3)	377,604	372,510
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.35%, 2/1/11(3)	455,411	459,750
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(3)	151,796	153,682
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	309,952	311,463
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.81%, 2/1/11(3)	635,940	594,980
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	53,598	54,458
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	418,420	442,843
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	394,917	400,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	421,325	445,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	241,810	255,385
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	459,235	446,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.20%, 2/1/11	320,981	325,444
		5,346,655
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 77, Class H, 8.50%, 9/15/20(3)	128,475	144,355
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,200,000	1,299,068
		1,443,423
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,717,141)		6,790,078
MUNICIPAL SECURITIES — 1.0%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(3)	60,000	64,751
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(3)	50,000	42,905
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	75,000	77,015
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	270,000	271,250
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/18(3)	375,000	418,402

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(3)	$280,000	$273,518
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(3)	140,000	137,012
California GO, (Building Bonds), 7.30%, 10/1/39(3)	220,000	221,553
California GO, (Building Bonds), 7.60%, 11/1/40(3)	55,000	57,396
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	210,000	203,965
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	300,000	226,185
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	110,000	100,422
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	200,000	195,692
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	60,000	55,315
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(3)	160,000	161,157
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	150,000	153,942
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	130,000	127,280
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	100,000	109,200
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	145,000	153,845
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	185,000	191,627
New York Municipal Water Finance Auth. Sewer Rev., Series 2011 E, 5.375%, 6/15/43(3)	70,000	70,368
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	110,000	105,563
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	70,000	70,029
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	205,000	203,848
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	210,000	202,579
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	135,000	118,747
Salt River Agricultural Improvement & Power Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39(3)	85,000	83,427
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	220,000	203,434
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	170,000	163,829
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	100,000	98,405
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(3)	210,000	203,097
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(3)	180,000	176,969
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	170,000	155,802
Washington GO, Series 2010 R, 5.00%, 7/1/20(3)	140,000	157,377
TOTAL MUNICIPAL SECURITIES
(Cost $5,384,849)		5,255,906
SOVEREIGN GOVERNMENTS & AGENCIES — 0.4%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	690,000	767,625

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value

Brazilian Government International Bond, 5.625%, 1/7/41(3)	$130,000	$128,895
		896,520
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(3)	145,000	198,613
Province of Ontario Canada, 5.45%, 4/27/16(3)	150,000	171,495
		370,108
GERMANY — 0.1%
KfW, 4.125%, 10/15/14(3)	240,000	262,456
ITALY(2)
Republic of Italy, 3.125%, 1/26/15(3)	220,000	218,007
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(3)	90,000	100,170
United Mexican States, 5.95%, 3/19/19(3)	420,000	472,500
United Mexican States, 6.05%, 1/11/40(3)	60,000	61,650
		634,320
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $2,296,562)		2,381,411
TEMPORARY CASH INVESTMENTS — 5.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $29,962,517)	29,962,517	29,962,517
TOTAL INVESTMENT SECURITIES — 103.2%
(Cost $472,235,118)		536,352,622
OTHER ASSETS AND LIABILITIES — (3.2)%		(16,414,407)
TOTAL NET ASSETS — 100.0%		$519,938,215

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
43	U.S. Long Bond	March 2011	$5,186,875	$(282,974)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
143	U.S. Treasury 2-Year Notes	March 2011	$31,343,813	$38,505

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $36,762,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,147,130, which represented 0.8% of total net assets.

(5)	When-issued security.
(6)	Final maturity date indicated, unless otherwise noted.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuation

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Balanced – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$311,810,243	–	–
Corporate Bonds	–	$56,748,480	–
U.S. Government Agency Mortgage-Backed Securities	–	56,636,708	–
U.S. Treasury Securities	–	40,901,196	–
U.S. Government Agency Securities and Equivalents	–	14,510,219	–
Commercial Mortgage-Backed Securities	–	11,355,864	–
Collateralized Mortgage Obligations	–	6,790,078	–
Municipal Securities	–	5,255,906	–
Sovereign Governments & Agencies	–	2,381,411	–
Temporary Cash Investments	29,962,517	–	–
Total Value of Investment Securities	$341,772,760	$194,579,862	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(244,469)	–	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$479,186,814
Gross tax appreciation of investments	$59,949,938
Gross tax depreciation of investments	(2,784,130)
Net tax appreciation (depreciation) of investments	$57,165,808

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

January 31, 2011

Capital Value – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
Honeywell International, Inc.	6,600	$369,666
Lockheed Martin Corp.	11,600	923,360
Northrop Grumman Corp.	24,900	1,725,570
		3,018,596
BEVERAGES — 1.3%
Coca-Cola Co. (The)	5,800	364,530
PepsiCo, Inc.	23,000	1,479,130
		1,843,660
BIOTECHNOLOGY — 2.3%
Amgen, Inc.(1)	41,400	2,280,312
Gilead Sciences, Inc.(1)	25,900	994,042
		3,274,354
CAPITAL MARKETS — 4.3%
Ameriprise Financial, Inc.	14,300	881,595
Bank of New York Mellon Corp. (The)	48,800	1,524,024
Goldman Sachs Group, Inc. (The)	16,100	2,634,282
Morgan Stanley	43,400	1,275,960
		6,315,861
CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	20,100	1,018,668
COMMERCIAL BANKS — 5.7%
PNC Financial Services Group, Inc.	27,300	1,638,000
U.S. Bancorp.	79,300	2,141,100
Wells Fargo & Co.	137,100	4,444,782
		8,223,882
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	20,500	862,845
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.(1)	59,900	1,266,885
COMPUTERS & PERIPHERALS — 1.5%
Hewlett-Packard Co.	34,900	1,594,581
Western Digital Corp.(1)	16,100	547,722
		2,142,303
CONSTRUCTION & ENGINEERING — 0.2%
Shaw Group, Inc. (The)(1)	6,900	260,613
DIVERSIFIED FINANCIAL SERVICES — 8.5%
Bank of America Corp.	287,500	3,947,375
Citigroup, Inc.(1)	598,800	2,886,216
JPMorgan Chase & Co.	122,500	5,505,150
		12,338,741
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.8%
AT&T, Inc.	179,400	4,937,088
CenturyLink, Inc.	13,300	575,092
Verizon Communications, Inc.	82,900	2,952,898
		8,465,078
ELECTRIC UTILITIES — 2.3%
American Electric Power Co., Inc.	32,100	1,145,328
Exelon Corp.	29,800	1,266,798

Capital Value – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

PPL Corp.	35,800	$923,282
		3,335,408
ENERGY EQUIPMENT & SERVICES — 2.3%
Baker Hughes, Inc.	16,000	1,096,160
National Oilwell Varco, Inc.	18,700	1,381,930
Transocean Ltd.(1)	11,600	927,188
		3,405,278
FOOD & STAPLES RETAILING — 4.0%
Kroger Co. (The)	66,300	1,418,820
SYSCO Corp.	25,300	737,242
Walgreen Co.	31,200	1,261,728
Wal-Mart Stores, Inc.	43,500	2,439,045
		5,856,835
FOOD PRODUCTS — 1.6%
Kraft Foods, Inc., Class A	60,000	1,834,200
Unilever NV New York Shares	17,500	518,525
		2,352,725
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Medtronic, Inc.	26,800	1,026,976
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc.	22,700	747,738
Quest Diagnostics, Inc.	7,100	404,345
WellPoint, Inc.(1)	17,200	1,068,464
		2,220,547
HOTELS, RESTAURANTS & LEISURE — 0.3%
Darden Restaurants, Inc.	5,700	268,527
Starbucks Corp.	6,200	195,486
		464,013
HOUSEHOLD PRODUCTS — 3.2%
Clorox Co.	12,000	754,680
Energizer Holdings, Inc.(1)	7,400	538,276
Procter & Gamble Co. (The)	52,100	3,289,073
		4,582,029
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	19,500	404,625
INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	266,700	5,371,338
Tyco International Ltd.	23,700	1,062,471
		6,433,809
INSURANCE — 7.1%
Allstate Corp. (The)	53,300	1,659,762
Berkshire Hathaway, Inc., Class B(1)	17,700	1,446,975
Chubb Corp. (The)	29,100	1,685,763
Loews Corp.	42,400	1,698,120
Principal Financial Group, Inc.	29,900	979,823
Torchmark Corp.	14,800	922,040
Travelers Cos., Inc. (The)	33,900	1,907,214
		10,299,697
IT SERVICES — 1.3%
Fiserv, Inc.(1)	7,600	469,452
International Business Machines Corp.	9,100	1,474,200
		1,943,652

Capital Value – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

MACHINERY — 1.4%
Dover Corp.	11,200	$717,920
Ingersoll-Rand plc	27,800	1,312,160
		2,030,080
MEDIA — 5.0%
CBS Corp., Class B	61,400	1,217,562
Comcast Corp., Class A	103,100	2,345,525
Time Warner Cable, Inc.	10,600	718,998
Time Warner, Inc.	52,800	1,660,560
Viacom, Inc., Class B	33,600	1,396,080
		7,338,725
METALS & MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	2,000	217,500
Nucor Corp.	20,000	918,200
		1,135,700
MULTILINE RETAIL — 1.2%
Kohl's Corp.(1)	17,000	863,260
Macy's, Inc.	35,600	824,140
		1,687,400
MULTI-UTILITIES — 0.7%
PG&E Corp.	22,100	1,022,788
OIL, GAS & CONSUMABLE FUELS — 11.4%
Apache Corp.	15,900	1,897,824
Chevron Corp.	62,000	5,885,660
ConocoPhillips	40,300	2,879,838
Exxon Mobil Corp.	46,000	3,711,280
Occidental Petroleum Corp.	12,000	1,160,160
Valero Energy Corp.	40,900	1,037,224
		16,571,986
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	25,000	722,000
PHARMACEUTICALS — 9.7%
Abbott Laboratories	26,900	1,214,804
Johnson & Johnson	71,600	4,279,532
Merck & Co., Inc.	112,700	3,738,259
Pfizer, Inc.	266,100	4,848,342
		14,080,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.	52,400	822,156
Intel Corp.	55,000	1,180,300
		2,002,456
SOFTWARE — 3.0%
Activision Blizzard, Inc.	42,900	484,341
Microsoft Corp.	102,200	2,833,495
Oracle Corp.	30,900	989,727
		4,307,563
SPECIALTY RETAIL — 0.4%
Best Buy Co., Inc.	18,700	635,800
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	7,300	603,856

Capital Value – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

TOBACCO — 0.8%
Altria Group, Inc.	50,000	$1,175,500
TOTAL COMMON STOCKS
(Cost $112,329,803)		144,671,871
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	57,887	57,887
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 5.50%-6.00%, 2/15/26-8/15/28, valued at $712,616), in a joint trading account at 0.19%, dated 1/31/11, due 2/1/11 (Delivery value $700,004)		700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $757,887)		757,887
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $113,087,690)		145,429,758
OTHER ASSETS AND LIABILITIES — (0.1)%		(108,099)
TOTAL NET ASSETS — 100.0%		$145,321,659

Notes to Schedule of Investments

(1)	Non-income producing.

Capital Value – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$144,671,871	–	–
Temporary Cash Investments	57,887	$700,000	–
Total Value of Investment Securities	$144,729,758	$700,000	–

Capital Value – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$115,419,881
Gross tax appreciation of investments	$33,685,583
Gross tax depreciation of investments	(3,675,706)
Net tax appreciation (depreciation) of investments	$30,009,877

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

January 31, 2011

Focused Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.9%
AEROSPACE & DEFENSE — 3.2%
Honeywell International, Inc.	2,862	$160,301
Rockwell Collins, Inc.	6,054	388,303
		548,604
AIR FREIGHT & LOGISTICS — 2.0%
United Parcel Service, Inc., Class B	4,773	341,842
AUTO COMPONENTS — 2.6%
BorgWarner, Inc.(1)	6,663	449,086
AUTOMOBILES — 0.6%
Ford Motor Co.(1)	6,571	104,807
BEVERAGES — 3.8%
Coca-Cola Co. (The)	10,498	659,799
BIOTECHNOLOGY — 2.4%
Alexion Pharmaceuticals, Inc.(1)	367	30,762
Amgen, Inc.(1)	6,918	381,043
		411,805
CAPITAL MARKETS — 0.9%
Goldman Sachs Group, Inc. (The)	945	154,621
CHEMICALS — 2.7%
PPG Industries, Inc.	5,621	473,738
COMPUTERS & PERIPHERALS — 10.4%
Apple, Inc.(1)	2,550	865,266
EMC Corp.(1)	25,422	632,754
NetApp, Inc.(1)	5,617	307,418
		1,805,438
CONSUMER FINANCE — 1.9%
American Express Co.	7,434	322,487
DIVERSIFIED — 1.2%
iShares Russell 1000 Growth Index Fund	3,663	214,835
ELECTRICAL EQUIPMENT — 3.1%
Rockwell Automation, Inc.	6,611	535,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Jabil Circuit, Inc.	15,465	312,548
ENERGY EQUIPMENT & SERVICES — 4.4%
Schlumberger Ltd.	8,494	755,881
FOOD PRODUCTS — 1.3%
General Mills, Inc.	2,553	88,793
Kellogg Co.	2,882	144,965
		233,758
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Covidien plc	5,468	259,566
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Express Scripts, Inc.(1)	9,184	517,335
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc.(1)	220	48,162
Starwood Hotels & Resorts Worldwide, Inc.	4,579	270,024
		318,186

Focused Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

HOUSEHOLD DURABLES — 1.5%
Whirlpool Corp.	3,105	$265,478
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co. (The)	2,560	161,613
INDUSTRIAL CONGLOMERATES — 2.6%
Textron, Inc.	17,401	457,472
INSURANCE — 1.6%
Aflac, Inc.	4,690	270,050
INTERNET SOFTWARE & SERVICES — 0.5%
Google, Inc., Class A(1)	137	82,249
IT SERVICES — 2.9%
Accenture plc, Class A	9,644	496,377
MACHINERY — 5.4%
Eaton Corp.	4,599	496,508
Illinois Tool Works, Inc.	8,221	439,741
		936,249
MEDIA — 1.9%
Scripps Networks Interactive, Inc., Class A	6,803	316,340
Walt Disney Co. (The)	453	17,608
		333,948
METALS & MINING — 2.3%
Cliffs Natural Resources, Inc.	1,330	113,662
Freeport-McMoRan Copper & Gold, Inc.	1,719	186,941
Newmont Mining Corp.	1,852	101,990
		402,593
MULTILINE RETAIL — 3.5%
Kohl's Corp.(1)	5,802	294,625
Target Corp.	5,655	310,064
		604,689
OIL, GAS & CONSUMABLE FUELS — 3.6%
Cimarex Energy Co.	3,178	330,925
Occidental Petroleum Corp.	3,022	292,167
		623,092
PHARMACEUTICALS — 4.3%
Abbott Laboratories	6,687	301,985
Novo Nordisk A/S B Shares	3,952	446,352
		748,337
ROAD & RAIL — 1.5%
Union Pacific Corp.	2,711	256,542
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Broadcom Corp., Class A	8,389	378,260
Linear Technology Corp.	12,369	430,318
		808,578
SOFTWARE — 7.6%
Intuit, Inc.(1)	4,455	209,073
Microsoft Corp.	22,873	634,154
Oracle Corp.	14,969	479,457
		1,322,684
SPECIALTY RETAIL — 3.8%
Home Depot, Inc. (The)	12,548	461,390
Limited Brands, Inc.	1,002	29,298

Focused Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

OfficeMax, Inc.(1)	7,613	$122,341
Williams-Sonoma, Inc.	1,364	43,921
		656,950
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Crown Castle International Corp.(1)	2,762	116,474
TOTAL COMMON STOCKS
(Cost $12,984,760)		16,963,268
TEMPORARY CASH INVESTMENTS — 2.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	73,380	73,380
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 5.25%, 2/15/29, valued at $305,422), in a joint trading account at 0.16%, dated 1/31/11, due 2/1/11 (Delivery value $300,001)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $373,380)		373,380
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $13,358,140)		17,336,648
OTHER ASSETS AND LIABILITIES — (0.1)%		(9,548)
TOTAL NET ASSETS — 100.0%		$17,327,100

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,597,794	DKK for USD	UBS AG	2/28/11	$293,404	$990
(Value on Settlement Date $294,394)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Focused Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Focused Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$15,760,973	–	–
Foreign Common Stocks	755,943	$446,352	–
Temporary Cash Investments	73,380	300,000	–
Total Value of Investment Securities	$16,590,296	$746,352	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$990	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,447,584
Gross tax appreciation of investments	$3,930,219
Gross tax depreciation of investments	(41,155)
Net tax appreciation (depreciation) of investments	$3,889,064

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

January 31, 2011

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.5%
AEROSPACE & DEFENSE — 3.1%
General Dynamics Corp.	22,572	$1,701,929
Honeywell International, Inc.	58,901	3,299,045
United Technologies Corp.	14,664	1,192,183
		6,193,157
AIR FREIGHT & LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	22,901	1,640,170
AIRLINES — 0.2%
Allegiant Travel Co.	5,354	249,175
US Airways Group, Inc.(1)	5,737	56,911
		306,086
AUTOMOBILES — 1.7%
Ford Motor Co.(1)	209,572	3,342,673
BEVERAGES — 0.7%
Dr Pepper Snapple Group, Inc.	39,224	1,389,706
BIOTECHNOLOGY — 1.7%
Amgen, Inc.(1)	59,149	3,257,927
Gilead Sciences, Inc.(1)	4,449	170,753
		3,428,680
CHEMICALS — 1.2%
Ashland, Inc.	7,086	411,413
E.I. du Pont de Nemours & Co.	8,979	455,056
Eastman Chemical Co.	1,236	114,775
International Flavors & Fragrances, Inc.	23,313	1,330,007
Lubrizol Corp.	824	88,547
		2,399,798
COMMERCIAL BANKS — 3.6%
Bank of Hawaii Corp.	13,510	633,214
PNC Financial Services Group, Inc.	20,301	1,218,060
U.S. Bancorp.	1,514	40,878
Wells Fargo & Co.	160,740	5,211,191
		7,103,343
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Knoll, Inc.	24,219	405,426
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.(1)	58,620	1,239,813
Motorola Mobility Holdings, Inc.(1)	3,659	101,976
Motorola Solutions, Inc.(1)	4,181	162,098
QUALCOMM, Inc.	15,571	842,858
		2,346,745
COMPUTERS & PERIPHERALS — 5.4%
Apple, Inc.(1)	16,476	5,590,636
EMC Corp.(1)	142,436	3,545,232
Hewlett-Packard Co.	15,323	700,108
SanDisk Corp.(1)	22,059	1,000,817
		10,836,793
CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.(1)	10,215	309,310

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

Foster Wheeler AG(1)	2,059	$75,792
		385,102
CONSUMER FINANCE — 0.5%
American Express Co.	23,726	1,029,234
CONTAINERS & PACKAGING — 0.2%
Sealed Air Corp.	13,428	358,393
DIVERSIFIED CONSUMER SERVICES — 0.2%
Sotheby's	10,767	433,910
DIVERSIFIED FINANCIAL SERVICES — 4.0%
Bank of America Corp.	78,444	1,077,036
Citigroup, Inc.(1)	191,636	923,686
JPMorgan Chase & Co.	128,457	5,772,858
NYSE Euronext	3,130	99,565
		7,873,145
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	101,327	2,788,519
Frontier Communications Corp.	3,983	36,524
Qwest Communications International, Inc.	45,226	322,461
Verizon Communications, Inc.	13,522	481,654
		3,629,158
ELECTRIC UTILITIES — 0.5%
FirstEnergy Corp.	24,466	957,110
ELECTRICAL EQUIPMENT — 1.5%
Belden, Inc.	12,604	438,115
Emerson Electric Co.	40,366	2,376,750
GrafTech International Ltd.(1)	11,697	245,637
		3,060,502
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(2)
Power-One, Inc.(1)	7,192	76,954
ENERGY EQUIPMENT & SERVICES — 2.3%
Ensco plc ADR	5,437	295,446
Nabors Industries Ltd.(1)	45,145	1,101,538
National Oilwell Varco, Inc.	15,214	1,124,315
Noble Corp.	23,477	897,995
Patterson-UTI Energy, Inc.	45,391	1,059,426
Rowan Cos., Inc.(1)	4,056	139,040
		4,617,760
FOOD & STAPLES RETAILING — 2.0%
Safeway, Inc.	13,675	282,936
SYSCO Corp.	10,133	295,276
Walgreen Co.	19,360	782,918
Wal-Mart Stores, Inc.	45,920	2,574,734
		3,935,864
FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	47,611	1,555,451
ConAgra Foods, Inc.	7,436	166,046
H.J. Heinz Co.	45,226	2,148,235
Kraft Foods, Inc., Class A	8,965	274,060
Sara Lee Corp.	10,561	179,220
Tyson Foods, Inc., Class A	88,115	1,449,492
		5,772,504

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

GAS UTILITIES — 0.1%
Questar Corp.	11,459	$199,730
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Covidien plc	1,730	82,123
Medtronic, Inc.	5,191	198,919
		281,042
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Aetna, Inc.	24,961	822,215
AmerisourceBergen Corp.	63,624	2,281,557
Cardinal Health, Inc.	51,453	2,135,814
Humana, Inc.(1)	14,341	831,348
Medco Health Solutions, Inc.(1)	7,405	451,853
UnitedHealth Group, Inc.	48,505	1,991,130
		8,513,917
HOTELS, RESTAURANTS & LEISURE — 0.9%
Bally Technologies, Inc.(1)	4,778	195,563
Cheesecake Factory, Inc. (The)(1)	3,541	104,495
Starbucks Corp.	25,422	801,556
Wyndham Worldwide Corp.	22,505	633,066
		1,734,680
HOUSEHOLD DURABLES — 0.4%
Tupperware Brands Corp.	4,855	222,116
Whirlpool Corp.	5,954	509,067
		731,183
HOUSEHOLD PRODUCTS — 2.4%
Kimberly-Clark Corp.	8,074	522,630
Procter & Gamble Co. (The)	65,905	4,160,583
		4,683,213
INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	169,209	3,407,869
INSURANCE — 5.5%
ACE Ltd.	12,935	796,667
Aflac, Inc.	13,538	779,518
American Financial Group, Inc.	6,589	214,340
Assurant, Inc.	13,016	510,618
Chubb Corp. (The)	7,826	453,360
Principal Financial Group, Inc.	17,177	562,890
Prudential Financial, Inc.	55,519	3,414,974
Travelers Cos., Inc. (The)	40,861	2,298,840
Unum Group	76,283	1,902,498
		10,933,705
INTERNET SOFTWARE & SERVICES — 1.6%
AOL, Inc.(1)	5,602	131,759
eBay, Inc.(1)	8,074	245,126
Google, Inc., Class A(1)	4,705	2,824,694
		3,201,579
IT SERVICES — 4.6%
Accenture plc, Class A	22,325	1,149,068
International Business Machines Corp.	39,707	6,432,534
Western Union Co. (The)	75,962	1,540,509
		9,122,111

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Hasbro, Inc.	17,218	$759,142
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,378	193,458
MACHINERY — 2.4%
Caterpillar, Inc.	4,739	459,730
Deere & Co.	12,075	1,097,618
Dover Corp.	36,742	2,355,162
Oshkosh Corp.(1)	15,240	577,748
Wabtec Corp.	6,178	334,848
		4,825,106
MEDIA — 3.4%
CBS Corp., Class B	6,605	130,977
Comcast Corp., Class A	115,167	2,620,049
DirecTV, Class A(1)	2,115	89,655
Gannett Co., Inc.	5,893	86,863
Omnicom Group, Inc.	9,655	433,316
Time Warner Cable, Inc.	15,571	1,056,181
Time Warner, Inc.	61,786	1,943,170
Valassis Communications, Inc.(1)	3,161	95,905
Viacom, Inc., Class B	8,651	359,449
		6,815,565
METALS & MINING — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	25,065	2,725,819
Reliance Steel & Aluminum Co.	5,107	267,045
		2,992,864
MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	36,493	1,160,112
MULTI-UTILITIES — 2.7%
CenterPoint Energy, Inc.	71,753	1,158,811
DTE Energy Co.	20,479	947,359
NSTAR	37,317	1,618,812
Public Service Enterprise Group, Inc.	2,717	88,112
Xcel Energy, Inc.	67,139	1,582,466
		5,395,560
OIL, GAS & CONSUMABLE FUELS — 9.8%
Anadarko Petroleum Corp.	5,119	394,573
Chevron Corp.	40,345	3,829,951
ConocoPhillips	38,591	2,757,713
Exxon Mobil Corp.	82,891	6,687,646
Hess Corp.	7,348	618,114
Murphy Oil Corp.	10,791	715,443
Occidental Petroleum Corp.	24,961	2,413,229
Peabody Energy Corp.	12,686	804,546
Sunoco, Inc.	20,062	851,632
Valero Energy Corp.	9,968	252,788
Williams Cos., Inc. (The)	9,227	249,037
		19,574,672
PAPER & FOREST PRODUCTS — 0.9%
International Paper Co.	61,538	1,777,217

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

PHARMACEUTICALS — 4.3%
Abbott Laboratories	54,454	$2,459,143
Bristol-Myers Squibb Co.	78,308	1,971,796
Hospira, Inc.(1)	16,806	928,195
Johnson & Johnson	51,981	3,106,904
		8,466,038
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Annaly Capital Management, Inc.	48,228	859,905
Public Storage	7,661	834,896
		1,694,801
ROAD & RAIL — 1.1%
Avis Budget Group, Inc.(1)	1,556	21,535
Con-way, Inc.	3,117	106,040
Ryder System, Inc.	20,842	1,002,084
Union Pacific Corp.	11,616	1,099,222
		2,228,881
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc.(1)	6,631	51,921
Altera Corp.	39,459	1,482,474
Intel Corp.	74,924	1,607,869
Marvell Technology Group Ltd.(1)	56,841	1,080,547
Micron Technology, Inc.(1)	26,655	280,944
Texas Instruments, Inc.	24,302	824,081
Xilinx, Inc.	6,584	212,005
		5,539,841
SOFTWARE — 3.4%
Microsoft Corp.	156,996	4,352,714
Oracle Corp.	42,657	1,366,304
Red Hat, Inc.(1)	6,006	248,168
Symantec Corp.(1)	45,226	796,430
		6,763,616
SPECIALTY RETAIL — 1.5%
Gap, Inc. (The)	79,249	1,527,128
Home Depot, Inc. (The)	24,961	917,816
Lowe's Cos., Inc.	22,408	555,719
		3,000,663
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	9,639	521,374
THRIFTS & MORTGAGE FINANCE — 0.2%
Hudson City Bancorp., Inc.	37,977	416,987
TOBACCO — 1.4%
Altria Group, Inc.	35,355	831,196
Lorillard, Inc.	2,288	172,149
Philip Morris International, Inc.	31,059	1,777,817
		2,781,162
TRADING COMPANIES & DISTRIBUTORS — 0.7%
United Rentals, Inc.(1)	49,979	1,331,940

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
American Tower Corp., Class A(1)	29,162	$1,483,179
TOTAL COMMON STOCKS
(Cost $144,943,649)		192,053,420
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	169,093	169,093
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 5.25%, 2/15/29, valued at $1,925,175), in a joint trading account at 0.16%, dated 1/31/11, due 2/1/11 (Delivery value $1,891,009)		1,891,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,060,093)		2,060,093
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.4%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 5.25%, 2/15/29, valued at $4,895,909), in a joint trading account at 0.16%, dated 1/31/11, due 2/1/11 (Delivery value $4,809,021) (Cost $4,809,000)		4,809,000
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $151,812,742)		198,922,513
OTHER ASSETS AND LIABILITIES — 0.1%		150,706
TOTAL NET ASSETS — 100.0%		$199,073,219

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
75	S & P 500 E-Mini Futures	March 2011	$4,809,000	$(31,790)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Fundamental Equity – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$192,053,420	–	–
Temporary Cash Investments	169,093	$6,700,000	–
Total Value of Investment Securities	$192,222,513	$6,700,000	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(31,790)	–	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$155,581,705
Gross tax appreciation of investments	$46,535,295
Gross tax depreciation of investments	(3,194,487)
Net tax appreciation (depreciation) of investments	$43,340,808

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Giftrust® Fund

January 31, 2011

Giftrust – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.7%
BE Aerospace, Inc.(1)	514,220	$ 19,895,172
Precision Castparts Corp.	162,667	23,259,754
TransDigm Group, Inc.(1)	69,773	5,406,012
		48,560,938
AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	122,391	6,201,552
AIRLINES — 0.3%
AMR Corp.(1)	496,831	3,502,659
AUTOMOBILES — 0.7%
Hyundai Motor Co.	42,339	6,757,929
BEVERAGES — 1.0%
Coca-Cola Co. (The)	160,762	10,103,892
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	100,827	8,451,319
Celgene Corp.(1)	161,298	8,311,686
		16,763,005
CAPITAL MARKETS — 1.5%
Goldman Sachs Group, Inc. (The)	44,798	7,329,849
Lazard Ltd., Class A	187,268	7,812,821
		15,142,670
CHEMICALS — 1.6%
Albemarle Corp.	191,070	10,730,491
Ecolab, Inc.	120,746	5,999,869
		16,730,360
COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	244,283	7,919,655
COMMUNICATIONS EQUIPMENT — 4.5%
F5 Networks, Inc.(1)	170,840	18,515,639
QUALCOMM, Inc.	514,807	27,866,503
		46,382,142
COMPUTERS & PERIPHERALS — 8.5%
Apple, Inc.(1)	219,686	74,543,853
NetApp, Inc.(1)	238,930	13,076,639
		87,620,492
CONSTRUCTION & ENGINEERING — 0.4%
Foster Wheeler AG(1)	109,343	4,024,916
CONSUMER FINANCE — 1.0%
Discover Financial Services	474,406	9,768,020
CONTAINERS & PACKAGING — 0.3%
Rock-Tenn Co., Class A	46,043	3,073,370
DIVERSIFIED FINANCIAL SERVICES — 0.8%
JPMorgan Chase & Co.	170,140	7,646,092
ELECTRICAL EQUIPMENT — 0.9%
Cooper Industries plc	154,215	9,447,211
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(2)
Dolby Laboratories, Inc., Class A(1)	5,679	339,036

Giftrust – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
ENERGY EQUIPMENT & SERVICES — 7.1%
Dril-Quip, Inc.(1)	42,742	$ 3,296,263
FMC Technologies, Inc.(1)	105,878	9,952,532
Halliburton Co.	385,678	17,355,510
National Oilwell Varco, Inc.	379,067	28,013,051
Schlumberger Ltd.	164,416	14,631,380
		73,248,736
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	199,542	14,335,097
Whole Foods Market, Inc.	310,226	16,041,787
		30,376,884
FOOD PRODUCTS — 1.1%
Mead Johnson Nutrition Co.	202,516	11,739,852
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	159,093	7,714,420
C.R. Bard, Inc.	88,780	8,376,393
Varian Medical Systems, Inc.(1)	98,525	6,657,334
		22,748,147
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Express Scripts, Inc.(1)	490,290	27,618,036
HEALTH CARE TECHNOLOGY — 1.1%
SXC Health Solutions Corp.(1)	238,489	11,473,706
HOTELS, RESTAURANTS & LEISURE — 6.3%
Chipotle Mexican Grill, Inc.(1)	19,356	4,237,416
Home Inns & Hotels Management, Inc. ADR(1)	54,814	1,848,876
Las Vegas Sands Corp.(1)	283,332	13,172,105
McDonald's Corp.	210,921	15,538,550
Royal Caribbean Cruises Ltd.(1)	556,835	25,001,891
Yum! Brands, Inc.	114,040	5,332,510
		65,131,348
INTERNET & CATALOG RETAIL — 4.0%
Netflix, Inc.(1)	125,378	26,840,922
priceline.com, Inc.(1)	32,041	13,730,210
		40,571,132
INTERNET SOFTWARE & SERVICES — 5.7%
Akamai Technologies, Inc.(1)	112,476	5,434,840
Baidu, Inc. ADR(1)	110,718	12,027,296
Google, Inc., Class A(1)	43,346	26,023,204
Monster Worldwide, Inc.(1)	175,519	2,922,391
OpenTable, Inc.(1)	42,580	3,347,640
VeriSign, Inc.	168,955	5,685,336
WebMD Health Corp.(1)	59,527	3,112,072
		58,552,779
IT SERVICES — 2.5%
Cognizant Technology Solutions Corp., Class A(1)	298,626	21,784,767
MasterCard, Inc., Class A	16,213	3,834,536
		25,619,303
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.(1)	233,511	9,767,765
Illumina, Inc.(1)	88,479	6,135,134
		15,902,899

Giftrust – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
MACHINERY — 6.2%
AGCO Corp.(1)	138,911	$ 7,042,788
Caterpillar, Inc.	192,194	18,644,740
Cummins, Inc.	181,686	19,236,914
Deere & Co.	209,397	19,034,187
		63,958,629
MEDIA — 0.7%
Imax Corp.(1)	285,354	7,302,209
MULTILINE RETAIL — 1.0%
Target Corp.	187,970	10,306,395
OIL, GAS & CONSUMABLE FUELS — 4.7%
Concho Resources, Inc.(1)	96,392	9,277,730
Exxon Mobil Corp.	417,913	33,717,221
Pioneer Natural Resources Co.	58,487	5,565,623
		48,560,574
PHARMACEUTICALS — 1.8%
Abbott Laboratories	151,505	6,841,966
Salix Pharmaceuticals Ltd.(1)	82,883	3,395,716
Shire plc	91,515	2,416,123
Shire plc ADR	69,655	5,524,338
		18,178,143
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CB Richard Ellis Group, Inc., Class A(1)	237,464	5,269,326
ROAD & RAIL — 1.0%
Union Pacific Corp.	108,058	10,225,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
ARM Holdings plc	407,350	3,388,532
Broadcom Corp., Class A	289,096	13,035,339
Cavium Networks, Inc.(1)	133,545	5,280,369
Veeco Instruments, Inc.(1)	77,072	3,334,135
		25,038,375
SOFTWARE — 6.5%
Citrix Systems, Inc.(1)	96,560	6,100,661
Microsoft Corp.	301,732	8,365,520
Oracle Corp.	1,005,057	32,191,976
salesforce.com, inc.(1)	108,512	14,013,239
VMware, Inc., Class A(1)	66,870	5,718,722
		66,390,118
SPECIALTY RETAIL — 1.9%
O'Reilly Automotive, Inc.(1)	227,605	12,934,792
Williams-Sonoma, Inc.	190,919	6,147,592
		19,082,384
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Coach, Inc.	130,167	7,040,733
Lululemon Athletica, Inc.(1)	93,234	6,403,311
		13,444,044
TOBACCO — 2.1%
Altria Group, Inc.	233,280	5,484,413
Philip Morris International, Inc.	283,401	16,221,873
		21,706,286

Giftrust – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Fastenal Co.	166,108	$ 9,644,230
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
NII Holdings, Inc.(1)	168,012	7,053,144
SBA Communications Corp., Class A(1)	245,860	10,031,088
		17,084,232
TOTAL COMMON STOCKS
(Cost $684,246,252)		1,019,157,234
TEMPORARY CASH INVESTMENTS — 1.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	79,102	79,102
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 5.25%, 2/15/29, valued at $15,067,470), in a joint trading account at 0.16%, dated 1/31/11, due 2/1/11 (Delivery value $14,800,066)		14,800,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,879,102)		14,879,102
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $699,125,354)		1,034,036,336
OTHER ASSETS AND LIABILITIES — (0.7)%		(6,999,695)
TOTAL NET ASSETS — 100.0%		$1,027,036,641

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,795,286	GBP for USD	Bank of America	2/28/11	$4,476,902	$(29,742)
(Value on Settlement Date $4,447,160)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

Giftrust – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 950,177,177	–	–
Foreign Common Stocks	56,417,473	$12,562,584	–
Temporary Cash Investments	79,102	14,800,000	–
Total Value of Investment Securities	$1,006,673,752	$27,362,584	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(29,742)	–

Giftrust – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$700,557,682
Gross tax appreciation of investments	$336,901,877
Gross tax depreciation of investments	(3,423,223)
Net tax appreciation (depreciation) of investments	$333,478,654
The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

January 31, 2011

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 1.7%
Honeywell International, Inc.	1,551,800	$ 86,916,318
Rockwell Collins, Inc.	519,200	33,301,488
		120,217,806
AIR FREIGHT & LOGISTICS — 1.7%
United Parcel Service, Inc., Class B	1,655,500	118,566,910
AUTO COMPONENTS — 1.3%
BorgWarner, Inc.(1)	1,323,900	89,230,860
AUTOMOBILES — 1.0%
Ford Motor Co.(1)	3,364,400	53,662,180
Harley-Davidson, Inc.	420,700	16,680,755
		70,342,935
BEVERAGES — 3.3%
Coca-Cola Co. (The)	2,656,300	166,948,455
Hansen Natural Corp.(1)	347,400	19,676,736
PepsiCo, Inc.	668,400	42,984,804
		229,609,995
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	113,900	9,547,098
Amgen, Inc.(1)	647,700	35,675,316
Gilead Sciences, Inc.(1)	1,325,700	50,880,366
Human Genome Sciences, Inc.(1)	583,500	14,155,710
		110,258,490
CAPITAL MARKETS — 2.5%
BlackRock, Inc.	330,100	65,366,402
Charles Schwab Corp. (The)	2,919,000	52,687,950
Goldman Sachs Group, Inc. (The)	175,700	28,748,034
T. Rowe Price Group, Inc.	419,300	27,640,256
		174,442,642
CHEMICALS — 2.9%
E.I. du Pont de Nemours & Co.	1,568,300	79,481,444
PPG Industries, Inc.	1,028,400	86,673,552
Sigma-Aldrich Corp.	559,909	35,638,208
		201,793,204
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.(1)	3,082,400	65,192,760
QUALCOMM, Inc.	2,970,100	160,771,513
		225,964,273
COMPUTERS & PERIPHERALS — 7.4%
Apple, Inc.(1)	994,800	337,555,536
EMC Corp.(1)	5,206,500	129,589,785
NetApp, Inc.(1)	886,000	48,490,780
		515,636,101
CONSUMER FINANCE — 1.2%
American Express Co.	1,861,900	80,769,222
ELECTRICAL EQUIPMENT — 2.4%
Emerson Electric Co.	924,500	54,434,560
Rockwell Automation, Inc.	1,358,800	110,076,388
		164,510,948

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Jabil Circuit, Inc.	3,259,900	$ 65,882,579
ENERGY EQUIPMENT & SERVICES — 3.7%
Halliburton Co.	1,213,900	54,625,500
Schlumberger Ltd.	2,254,700	200,645,753
		255,271,253
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	1,432,600	102,917,984
Walgreen Co.	667,600	26,997,744
Wal-Mart Stores, Inc.	146,100	8,191,827
Whole Foods Market, Inc.	411,300	21,268,323
		159,375,878
FOOD PRODUCTS — 2.1%
General Mills, Inc.	997,700	34,700,006
Hershey Co. (The)	813,700	37,991,653
Kellogg Co.	1,145,900	57,638,770
Mead Johnson Nutrition Co.	252,000	14,608,440
		144,938,869
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Cooper Cos., Inc. (The)	305,200	17,500,168
Covidien plc	1,891,400	89,784,758
DENTSPLY International, Inc.	500,600	17,761,288
Edwards Lifesciences Corp.(1)	315,000	26,551,350
Gen-Probe, Inc.(1)	300,100	18,873,289
Intuitive Surgical, Inc.(1)	93,100	30,062,921
Medtronic, Inc.	1,449,800	55,556,336
Zimmer Holdings, Inc.(1)	335,200	19,830,432
		275,920,542
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Express Scripts, Inc.(1)	1,792,900	100,994,057
Medco Health Solutions, Inc.(1)	599,200	36,563,184
		137,557,241
HOTELS, RESTAURANTS & LEISURE — 3.0%
Chipotle Mexican Grill, Inc.(1)	88,300	19,330,636
Las Vegas Sands Corp.(1)	619,300	28,791,257
McDonald's Corp.	1,331,000	98,054,770
Starwood Hotels & Resorts Worldwide, Inc.	1,032,800	60,904,216
		207,080,879
HOUSEHOLD DURABLES — 0.3%
Whirlpool Corp.	285,000	24,367,500
HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	1,098,200	69,329,366
INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	3,409,200	68,661,288
Textron, Inc.	2,261,000	59,441,690
		128,102,978
INSURANCE — 0.8%
Aflac, Inc.	997,800	57,453,324
INTERNET & CATALOG RETAIL — 0.6%
Netflix, Inc.(1)	191,300	40,953,504

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
INTERNET SOFTWARE & SERVICES — 2.7%
Google, Inc., Class A(1)	309,400	$ 185,751,384
IT SERVICES — 4.8%
Accenture plc, Class A	2,150,800	110,701,676
Automatic Data Processing, Inc.	1,300,000	62,270,000
International Business Machines Corp.	699,500	113,319,000
MasterCard, Inc., Class A	207,900	49,170,429
		335,461,105
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Bruker Corp.(1)	644,700	11,282,250
Thermo Fisher Scientific, Inc.(1)	511,800	29,310,786
		40,593,036
MACHINERY — 5.2%
Caterpillar, Inc.	622,800	60,417,828
Deere & Co.	865,700	78,692,130
Eaton Corp.	950,600	102,626,776
Illinois Tool Works, Inc.	1,589,600	85,027,704
Joy Global, Inc.	414,300	36,118,674
		362,883,112
MEDIA — 1.7%
Scripps Networks Interactive, Inc., Class A	784,300	36,469,950
Walt Disney Co. (The)	2,015,800	78,354,146
		114,824,096
METALS & MINING — 2.3%
Cliffs Natural Resources, Inc.	680,300	58,138,438
Freeport-McMoRan Copper & Gold, Inc.	681,000	74,058,750
Newmont Mining Corp.	476,700	26,251,869
		158,449,057
MULTILINE RETAIL — 1.7%
Kohl's Corp.(1)	697,800	35,434,284
Target Corp.	1,562,600	85,677,358
		121,111,642
OIL, GAS & CONSUMABLE FUELS — 7.5%
Cimarex Energy Co.	381,300	39,704,769
ConocoPhillips	707,200	50,536,512
Exxon Mobil Corp.	4,220,300	340,493,804
Occidental Petroleum Corp.	625,200	60,444,336
Southwestern Energy Co.(1)	794,000	31,363,000
		522,542,421
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	389,300	31,338,650
PHARMACEUTICALS — 2.5%
Abbott Laboratories	1,812,100	81,834,436
Allergan, Inc.	808,600	57,095,246
Novo Nordisk A/S B Shares	271,100	30,618,921
Perrigo Co.	85,000	6,182,900
		175,731,503
ROAD & RAIL — 0.6%
Union Pacific Corp.	407,800	38,590,114
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Broadcom Corp., Class A	1,623,700	73,212,633
Intel Corp.	3,944,900	84,657,554

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Linear Technology Corp.	1,363,000	$ 47,418,770
RF Micro Devices, Inc.(1)	2,143,000	14,400,960
Texas Instruments, Inc.	1,957,000	66,361,870
		286,051,787
SOFTWARE — 7.1%
CommVault Systems, Inc.(1)	325,792	10,063,715
Intuit, Inc.(1)	740,900	34,770,437
Microsoft Corp.	4,636,100	128,535,872
Oracle Corp.	5,594,400	179,188,632
Quest Software, Inc.(1)	409,100	10,562,962
Red Hat, Inc.(1)	533,500	22,044,220
salesforce.com, inc.(1)	187,400	24,200,836
Symantec Corp.(1)	2,918,000	51,385,980
VMware, Inc., Class A(1)	409,100	34,986,232
		495,738,886
SPECIALTY RETAIL — 3.7%
American Eagle Outfitters, Inc.	1,659,100	23,990,586
Home Depot, Inc. (The)	3,373,800	124,054,626
Limited Brands, Inc.	2,027,900	59,295,796
OfficeMax, Inc.(1)	1,628,400	26,168,388
Williams-Sonoma, Inc.	725,600	23,364,320
		256,873,716
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Crown Castle International Corp.(1)	1,788,100	75,404,177
TOTAL COMMON STOCKS
(Cost $5,736,371,882)		6,868,921,985
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	53,997	53,997
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 5.25%, 2/15/29, valued at $49,987,348), in a joint trading account at 0.16%, dated 1/31/11, due 2/1/11 (Delivery value $49,100,218)		49,100,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $11,684,878), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $11,500,035)		11,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $60,653,997)		60,653,997
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $5,797,025,879)		6,929,575,982
OTHER ASSETS AND LIABILITIES — 0.3%		23,328,216
TOTAL NET ASSETS — 100.0%		$6,952,904,198

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
109,605,730	DKK for USD	UBS AG	2/28/11	$20,126,974	$67,913
(Value on Settlement Date $20,194,887)

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar

(1) Non-income producing.

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$6,838,303,064	$30,618,921	–
Temporary Cash Investments	53,997	60,600,000	–
Total Value of Investment Securities	$6,838,357,061	$91,218,921	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$67,913	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,813,594,397
Gross tax appreciation of investments	$1,177,709,508
Gross tax depreciation of investments	(61,727,923)
Net tax appreciation (depreciation) of investments	$1,115,981,585

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

January 31, 2011

Heritage – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.7%
BE Aerospace, Inc.(1)	2,382,600	$ 92,182,794
TransDigm Group, Inc.(1)	454,600	35,222,408
		127,405,202
AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	404,800	20,511,216
AIRLINES — 1.1%
AMR Corp.(1)	2,746,700	19,364,235
United Continental Holdings, Inc.(1)	815,300	20,708,620
		40,072,855
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.(1)	431,600	29,089,840
AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	304,800	12,085,320
BIOTECHNOLOGY — 3.1%
Alexion Pharmaceuticals, Inc.(1)	637,200	53,410,104
United Therapeutics Corp.(1)	515,000	35,009,700
Vertex Pharmaceuticals, Inc.(1)	497,600	19,351,664
		107,771,468
CAPITAL MARKETS — 2.0%
KKR & Co. LP	1,153,700	17,293,963
Lazard Ltd., Class A	858,500	35,816,620
Raymond James Financial, Inc.	476,600	17,262,452
		70,373,035
CHEMICALS — 3.0%
Albemarle Corp.	1,033,100	58,018,896
CF Industries Holdings, Inc.	188,300	25,428,032
Sigma-Aldrich Corp.	327,700	20,858,105
		104,305,033
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Stericycle, Inc.(1)	412,700	32,392,823
COMMUNICATIONS EQUIPMENT — 2.8%
F5 Networks, Inc.(1)	744,400	80,678,072
Motorola Mobility Holdings, Inc.(1)	547,700	15,264,399
		95,942,471
COMPUTERS & PERIPHERALS — 3.9%
Apple, Inc.(1)	203,627	69,094,714
NetApp, Inc.(1)	1,194,000	65,347,620
		134,442,334
CONSTRUCTION & ENGINEERING — 0.6%
Foster Wheeler AG(1)	611,600	22,512,996
CONSUMER FINANCE — 1.3%
Discover Financial Services	2,162,704	44,530,075
CONTAINERS & PACKAGING — 1.2%
Crown Holdings, Inc.(1)	710,700	23,708,952
Rock-Tenn Co., Class A	260,200	17,368,350
		41,077,302
ELECTRICAL EQUIPMENT — 1.2%
Cooper Industries plc	667,700	40,903,302

Heritage – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp., Class A	433,100	$ 23,967,754
Dolby Laboratories, Inc., Class A(1)	38,459	2,296,002
Jabil Circuit, Inc.	1,091,300	22,055,173
Trimble Navigation Ltd.(1)	521,700	24,039,936
		72,358,865
ENERGY EQUIPMENT & SERVICES — 5.5%
Atwood Oceanics, Inc.(1)	505,200	20,420,184
Complete Production Services, Inc.(1)	1,037,400	28,984,956
Dril-Quip, Inc.(1)	286,500	22,094,880
FMC Technologies, Inc.(1)	459,400	43,183,600
McDermott International, Inc.(1)	1,185,700	24,638,846
National Oilwell Varco, Inc.	726,100	53,658,790
		192,981,256
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	243,300	17,478,672
Whole Foods Market, Inc.	1,185,100	61,281,521
		78,760,193
FOOD PRODUCTS — 1.0%
Mead Johnson Nutrition Co.	597,200	34,619,684
GAS UTILITIES — 0.7%
National Fuel Gas Co.	348,600	23,823,324
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
C.R. Bard, Inc.	497,400	46,929,690
Varian Medical Systems, Inc.(1)	689,300	46,576,001
		93,505,691
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Express Scripts, Inc.(1)	981,900	55,310,427
HEALTH CARE TECHNOLOGY — 1.8%
SXC Health Solutions Corp.(1)	1,282,605	61,706,127
HOTELS, RESTAURANTS & LEISURE — 5.7%
Chipotle Mexican Grill, Inc.(1)	152,900	33,472,868
Home Inns & Hotels Management, Inc. ADR(1)	289,600	9,768,208
Las Vegas Sands Corp.(1)	719,300	33,440,257
Panera Bread Co., Class A(1)	234,972	22,453,924
Royal Caribbean Cruises Ltd.(1)	2,194,000	98,510,600
		197,645,857
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	266,100	18,310,341
INTERNET & CATALOG RETAIL — 5.2%
Netflix, Inc.(1)	513,800	109,994,304
priceline.com, Inc.(1)	166,211	71,224,738
		181,219,042
INTERNET SOFTWARE & SERVICES — 4.9%
Akamai Technologies, Inc.(1)	698,000	33,727,360
Baidu, Inc. ADR(1)	312,500	33,946,875
Monster Worldwide, Inc.(1)	933,700	15,546,105
OpenTable, Inc.(1)	239,600	18,837,352
VeriSign, Inc.	1,417,600	47,702,240
WebMD Health Corp.(1)	435,489	22,767,365
		172,527,297

Heritage – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
IT SERVICES — 1.6%
Cognizant Technology Solutions Corp., Class A(1)	745,800	$ 54,406,110
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.(1)	470,700	19,689,381
Illumina, Inc.(1)	676,000	46,873,840
Life Technologies Corp.(1)	401,600	21,802,864
		88,366,085
MACHINERY — 4.8%
AGCO Corp.(1)	784,800	39,789,360
ArvinMeritor, Inc.(1)	1,115,600	24,387,016
Cummins, Inc.	656,700	69,531,396
Deere & Co.	189,800	17,252,820
Joy Global, Inc.	205,600	17,924,208
		168,884,800
MEDIA — 1.0%
Imax Corp.(1)	1,412,700	36,150,993
METALS & MINING — 0.6%
Cliffs Natural Resources, Inc.	248,000	21,194,080
MULTILINE RETAIL — 1.3%
Dollar Tree, Inc.(1)	893,200	45,178,056
OIL, GAS & CONSUMABLE FUELS — 2.6%
Concho Resources, Inc.(1)	572,400	55,093,500
Pioneer Natural Resources Co.	375,200	35,704,032
		90,797,532
PHARMACEUTICALS — 1.2%
Salix Pharmaceuticals Ltd.(1)	423,700	17,358,989
Shire plc ADR	300,800	23,856,448
		41,215,437
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
CB Richard Ellis Group, Inc., Class A(1)	2,213,900	49,126,441
Jones Lang LaSalle, Inc.	192,800	17,089,792
		66,216,233
ROAD & RAIL — 1.5%
J.B. Hunt Transport Services, Inc.	590,700	24,218,700
Kansas City Southern(1)	533,700	26,674,326
		50,893,026
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
ARM Holdings plc	2,377,900	19,780,510
Broadcom Corp., Class A	383,300	17,282,997
Cavium Networks, Inc.(1)	885,700	35,020,578
Cypress Semiconductor Corp.(1)	579,900	12,554,835
OmniVision Technologies, Inc.(1)	297,500	7,684,425
Skyworks Solutions, Inc.(1)	683,200	21,705,264
TriQuint Semiconductor, Inc.(1)	1,425,600	18,760,896
Veeco Instruments, Inc.(1)	367,300	15,889,398
		148,678,903
SOFTWARE — 4.2%
Citrix Systems, Inc.(1)	544,192	34,382,051
Intuit, Inc.(1)	660,000	30,973,800
Rovi Corp.(1)	458,800	28,335,488
salesforce.com, inc.(1)	420,100	54,251,714
		147,943,053

Heritage – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
SPECIALTY RETAIL — 4.7%
O'Reilly Automotive, Inc.(1)	1,371,427	$ 77,938,196
PetSmart, Inc.	1,074,100	43,221,784
Williams-Sonoma, Inc.	1,273,400	41,003,480
		162,163,460
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Fossil, Inc.(1)	430,900	30,615,445
Lululemon Athletica, Inc.(1)	479,300	32,918,324
		63,533,769
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co.	958,100	55,627,286
MSC Industrial Direct Co., Class A	288,864	17,167,187
		72,794,473
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
NII Holdings, Inc.(1)	991,800	41,635,764
SBA Communications Corp., Class A(1)	1,740,832	71,025,946
		112,661,710
TOTAL COMMON STOCKS
(Cost $2,499,148,301)		3,477,261,096
TEMPORARY CASH INVESTMENTS — 1.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	62,768	62,768
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37,valued at $40,947,878), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $40,300,123)		40,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $40,362,768)		40,362,768
TOTAL INVESTMENT SECURITIES — 100.9%
(Cost $2,539,511,069)		3,517,623,864
OTHER ASSETS AND LIABILITIES — (0.9)%		(32,848,649)
TOTAL NET ASSETS — 100.0%		$3,484,775,215

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
9,255,976	GBP for USD	Bank of America	2/28/11	$14,824,278	$(101,397)
(Value on Settlement Date $14,722,881)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Heritage – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Heritage – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,200,803,995	–	–
Foreign Common Stocks	256,676,591	$19,780,510	–
Temporary Cash Investments	62,768	40,300,000	–
Total Value of Investment Securities	$3,457,543,354	$60,080,510	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(101,397)	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,541,084,330
Gross tax appreciation of investments	$991,174,570
Gross tax depreciation of investments	(14,635,036)
Net tax appreciation (depreciation) of investments	$976,539,534

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

January 31, 2011

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.(1)	8,992	$ 240,896
AerCap Holdings NV(1)	15,068	224,814
BE Aerospace, Inc.(1)	7,953	307,702
TransDigm Group, Inc.(1)	6,578	509,663
Triumph Group, Inc.	27,374	2,628,725
		3,911,800
AIRLINES — 2.1%
United Continental Holdings, Inc.(1)	104,213	2,647,010
US Airways Group, Inc.(1)	79,767	791,289
		3,438,299
AUTO COMPONENTS — 3.0%
American Axle & Manufacturing Holdings, Inc.(1)	119,185	1,704,346
Amerigon, Inc.(1)	26,742	291,220
BorgWarner, Inc.(1)	28,542	1,923,731
Cooper Tire & Rubber Co.	7,408	169,347
Dorman Products, Inc.(1)	19,520	627,958
Goodyear Tire & Rubber Co. (The)(1)	27,852	330,882
		5,047,484
BIOTECHNOLOGY — 2.7%
Acorda Therapeutics, Inc.(1)	5,566	122,174
Alexion Pharmaceuticals, Inc.(1)	11,654	976,838
Amylin Pharmaceuticals, Inc.(1)	19,168	310,138
BioMarin Pharmaceutical, Inc.(1)	13,639	346,703
Cepheid, Inc.(1)	8,613	204,645
Cubist Pharmaceuticals, Inc.(1)	7,905	173,436
Human Genome Sciences, Inc.(1)	24,687	598,907
Incyte Corp. Ltd.(1)	11,987	176,688
Isis Pharmaceuticals, Inc.(1)	14,142	128,692
Onyx Pharmaceuticals, Inc.(1)	8,667	305,815
Regeneron Pharmaceuticals, Inc.(1)	9,756	328,582
Seattle Genetics, Inc.(1)	11,554	189,370
Theravance, Inc.(1)	8,547	179,829
United Therapeutics Corp.(1)	6,616	449,756
		4,491,573
CAPITAL MARKETS — 0.9%
BGC Partners, Inc., Class A	37,397	302,916
Eaton Vance Corp.	13,242	401,233
Lazard Ltd., Class A	10,276	428,715
SEI Investments Co.	16,817	389,313
		1,522,177
CHEMICALS — 3.6%
Albemarle Corp.	18,709	1,050,698
Balchem Corp.	15,741	529,685
Flotek Industries, Inc.(1)	47,553	334,773
International Flavors & Fragrances, Inc.	10,741	612,774
Lubrizol Corp.	2,481	266,608
Nalco Holding Co.	15,090	459,641
OM Group, Inc.(1)	11,739	424,717
Solutia, Inc.(1)	61,172	1,432,648

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
	Shares	Value
TPC Group, Inc.(1)	25,918	$ 816,417
		5,927,961
COMMERCIAL BANKS — 1.7%
Cathay General Bancorp.	59,492	1,029,806
Nara Bancorp., Inc.(1)	43,336	422,959
Pinnacle Financial Partners, Inc.(1)	39,122	538,319
PrivateBancorp, Inc.	2,937	45,142
Sandy Spring Bancorp, Inc.	30,505	585,696
West Coast Bancorp.(1)	80,995	263,234
		2,885,156
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Deluxe Corp.	22,075	539,734
Team, Inc.(1)	22,646	578,832
		1,118,566
COMMUNICATIONS EQUIPMENT — 5.0%
Acme Packet, Inc.(1)	37,118	1,996,206
Blue Coat Systems, Inc.(1)	19,099	550,242
F5 Networks, Inc.(1)	4,856	526,293
Finisar Corp.(1)	40,988	1,364,900
Netgear, Inc.(1)	28,530	988,707
Oplink Communications, Inc.(1)	51,819	1,284,075
RADWARE Ltd.(1)	14,262	532,401
Riverbed Technology, Inc.(1)	24,207	868,305
Sycamore Networks, Inc.	8,360	174,390
		8,285,519
COMPUTERS & PERIPHERALS — 0.2%
Stratasys, Inc.(1)	8,406	277,650
CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	5,624	469,604
CONSUMER FINANCE — 0.9%
EZCORP, Inc., Class A(1)	18,484	497,220
World Acceptance Corp.(1)	18,887	1,060,694
		1,557,914
CONTAINERS & PACKAGING — 0.4%
Crown Holdings, Inc.(1)	19,401	647,217
DIVERSIFIED CONSUMER SERVICES — 1.3%
DeVry, Inc.	5,925	308,752
ITT Educational Services, Inc.(1)	2,877	189,422
Sotheby's	42,481	1,711,984
		2,210,158
DIVERSIFIED FINANCIAL SERVICES — 0.3%
MSCI, Inc., Class A(1)	13,336	456,491
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
General Communication, Inc., Class A(1)	53,292	645,366
Vonage Holdings Corp.(1)	80,193	263,033
		908,399
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	20,406	832,157
Satcon Technology Corp.(1)	174,271	845,214
Valence Technology, Inc.(1)	160,717	247,504
		1,924,875

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Cognex Corp.	54,448	$ 1,706,400
Daktronics, Inc.	45,447	693,976
FLIR Systems, Inc.(1)	18,081	561,234
KEMET Corp.(1)	91,700	1,430,520
Littelfuse, Inc.	29,138	1,494,197
Measurement Specialties, Inc.(1)	8,309	223,844
MTS Systems Corp.	10,580	395,851
Trimble Navigation Ltd.(1)	26,412	1,217,065
TTM Technologies, Inc.(1)	18,356	291,860
		8,014,947
ENERGY EQUIPMENT & SERVICES — 2.9%
Basic Energy Services, Inc.(1)	2,460	44,920
Bronco Drilling Co., Inc.(1)	387	2,678
Complete Production Services, Inc.(1)	65,812	1,838,787
Core Laboratories NV	4,549	415,142
Dril-Quip, Inc.(1)	9,427	727,010
North American Energy Partners, Inc.(1)	30,904	370,539
OYO Geospace Corp.(1)	4,580	438,901
Pioneer Drilling Co.(1)	118,229	1,047,509
		4,885,486
FOOD & STAPLES RETAILING — 0.7%
PriceSmart, Inc.	33,897	1,236,902
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Align Technology, Inc.(1)	8,938	186,179
American Medical Systems Holdings, Inc.(1)	9,950	194,224
Gen-Probe, Inc.(1)	6,598	414,948
Haemonetics Corp.(1)	3,701	219,617
IDEXX Laboratories, Inc.(1)	7,633	547,286
Immucor, Inc.(1)	9,605	189,891
Integra LifeSciences Holdings Corp.(1)	3,085	143,082
Masimo Corp.	7,132	213,782
Mettler-Toledo International, Inc.(1)	4,332	646,291
NuVasive, Inc.(1)	5,745	160,544
ResMed, Inc.(1)	20,227	636,948
Sirona Dental Systems, Inc.(1)	4,641	203,322
STERIS Corp.	7,519	261,812
Thoratec Corp.(1)	7,981	188,272
Volcano Corp.(1)	6,894	181,036
West Pharmaceutical Services, Inc.	4,505	180,155
		4,567,389
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Amedisys, Inc.(1)	4,260	145,223
Catalyst Health Solutions, Inc.(1)	5,332	231,409
Chemed Corp.	3,004	186,939
Community Health Systems, Inc.(1)	8,786	308,564
Emergency Medical Services Corp., Class A(1)	3,992	269,460
Health Management Associates, Inc., Class A(1)	34,656	315,370
HealthSouth Corp.(1)	12,368	279,764
HMS Holdings Corp.(1)	3,643	234,391
Lincare Holdings, Inc.	13,378	361,875
Mednax, Inc.(1)	5,815	384,662

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Owens & Minor, Inc.	7,201	$ 212,646
Patterson Cos., Inc.	13,354	441,483
PSS World Medical, Inc.(1)	7,899	188,233
		3,560,019
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc.(1)	16,303	344,156
athenahealth, Inc.(1)	4,626	198,640
MedAssets, Inc.(1)	6,614	129,833
Quality Systems, Inc.	2,572	205,349
SXC Health Solutions Corp.(1)	8,330	400,756
		1,278,734
HOTELS, RESTAURANTS & LEISURE — 1.1%
Chipotle Mexican Grill, Inc.(1)	4,152	908,956
DineEquity, Inc.(1)	319	16,454
Domino's Pizza, Inc.(1)	45,022	738,361
Pinnacle Entertainment, Inc.(1)	14,853	223,983
		1,887,754
HOUSEHOLD DURABLES — 2.0%
Deer Consumer Products, Inc.(1)	22,710	255,715
NVR, Inc.(1)	716	547,740
Tempur-Pedic International, Inc.(1)	57,533	2,510,740
		3,314,195
INDUSTRIAL CONGLOMERATES — 0.8%
Raven Industries, Inc.	27,449	1,296,691
INSURANCE — 0.6%
Amtrust Financial Services, Inc.	17,227	318,872
FPIC Insurance Group, Inc.(1)	6,951	248,567
Safety Insurance Group, Inc.	8,498	404,420
		971,859
INTERNET & CATALOG RETAIL — 0.9%
Netflix, Inc.(1)	1,786	382,347
priceline.com, Inc.(1)	2,101	900,320
Shutterfly, Inc.(1)	5,472	182,163
		1,464,830
INTERNET SOFTWARE & SERVICES — 4.2%
Ancestry.com, Inc.(1)	31,135	1,108,406
Dice Holdings, Inc.(1)	85,826	1,120,888
Equinix, Inc.(1)	5,912	522,739
Keynote Systems, Inc.	24,127	420,534
KIT Digital, Inc.(1)	22,054	303,904
Limelight Networks, Inc.(1)	79,656	496,655
Rackspace Hosting, Inc.(1)	15,925	533,647
Travelzoo, Inc.(1)	15,331	720,557
ValueClick, Inc.(1)	11,148	156,183
Vocus, Inc.(1)	42,329	1,097,591
WebMD Health Corp.(1)	7,657	400,308
		6,881,412
IT SERVICES — 0.8%
Alliance Data Systems Corp.(1)	5,837	412,909
Global Payments, Inc.	10,327	487,848
MAXIMUS, Inc.	1,573	106,728

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
TeleTech Holdings, Inc.(1)	12,484	$ 267,282
		1,274,767
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris Industries, Inc.	15,234	1,171,799
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Bruker Corp.(1)	10,714	187,495
Covance, Inc.(1)	8,501	479,286
Dionex Corp.(1)	2,479	292,472
PAREXEL International Corp.(1)	8,652	200,813
Pharmaceutical Product Development, Inc.	14,183	413,293
TECHNE Corp.	4,999	344,681
		1,918,040
MACHINERY — 10.7%
3D Systems Corp.(1)	14,229	406,096
AGCO Corp.(1)	16,251	823,926
ArvinMeritor, Inc.(1)	40,915	894,402
Blount International, Inc.(1)	23,243	348,877
Cascade Corp.	14,983	705,250
CIRCOR International, Inc.	10,513	424,620
Donaldson Co., Inc.	9,763	572,112
EnPro Industries, Inc.(1)	47,285	1,962,800
Graham Corp.	11,064	256,685
Lindsay Corp.	31,929	2,077,939
Middleby Corp.(1)	12,522	1,024,425
NACCO Industries, Inc., Class A	6,480	649,620
Navistar International Corp.(1)	8,821	572,042
Pall Corp.	17,527	971,171
Robbins & Myers, Inc.	34,337	1,426,015
Sauer-Danfoss, Inc.(1)	49,309	1,412,703
Titan International, Inc.	96,861	1,840,359
Twin Disc, Inc.	7,265	236,621
Wabash National Corp.(1)	97,347	1,105,862
		17,711,525
MEDIA — 1.0%
AirMedia Group, Inc. ADR(1)	36,286	246,382
Interpublic Group of Cos., Inc. (The)(1)	61,390	656,259
Sirius XM Radio, Inc.(1)	455,276	735,271
		1,637,912
METALS & MINING — 1.9%
Allied Nevada Gold Corp.(1)	15,731	415,928
Brush Engineered Materials, Inc.(1)	22,593	790,303
Compass Minerals International, Inc.	7,544	693,067
Globe Specialty Metals, Inc.	45,480	835,013
Walter Energy, Inc.	3,531	459,983
		3,194,294
OIL, GAS & CONSUMABLE FUELS — 4.5%
Alpha Natural Resources, Inc.(1)	15,381	826,421
BP Prudhoe Bay Royalty Trust	6,939	818,316
Concho Resources, Inc.(1)	13,218	1,272,233
Crosstex Energy LP	38,618	588,152
Forest Oil Corp.(1)	27,019	1,048,337
Goodrich Petroleum Corp.(1)	36,390	772,196

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Knightsbridge Tankers Ltd.	12,663	$ 304,102
Permian Basin Royalty Trust	28,081	609,919
Stone Energy Corp.(1)	27,604	641,793
W&T Offshore, Inc.	30,007	610,643
		7,492,112
PAPER & FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc.	9,528	239,725
Clearwater Paper Corp.(1)	3,743	295,996
		535,721
PHARMACEUTICALS — 0.5%
Auxilium Pharmaceuticals, Inc.(1)	5,683	128,947
Impax Laboratories, Inc.(1)	7,803	181,186
Nektar Therapeutics(1)	13,166	147,591
Salix Pharmaceuticals Ltd.(1)	7,702	315,551
		773,275
PROFESSIONAL SERVICES — 1.7%
Kelly Services, Inc., Class A(1)	88,642	1,744,032
Resources Connection, Inc.	15,832	317,273
Robert Half International, Inc.	24,297	761,954
		2,823,259
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
Ashford Hospitality Trust, Inc.(1)	60,293	587,857
Digital Realty Trust, Inc.	9,781	532,086
Lexington Realty Trust	44,444	376,441
Post Properties, Inc.	28,975	1,072,944
		2,569,328
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
CB Richard Ellis Group, Inc., Class A(1)	43,405	963,157
Jones Lang LaSalle, Inc.	5,545	491,509
		1,454,666
ROAD & RAIL — 0.4%
Kansas City Southern(1)	14,153	707,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Atmel Corp.(1)	61,498	832,683
Cavium Networks, Inc.(1)	12,598	498,125
Cirrus Logic, Inc.(1)	22,011	462,891
Cypress Semiconductor Corp.(1)	28,877	625,187
Entegris, Inc.(1)	79,922	611,403
GSI Technology, Inc.(1)	30,333	279,064
GT Solar International, Inc.(1)	80,066	884,329
MIPS Technologies, Inc.(1)	67,367	836,698
ON Semiconductor Corp.(1)	67,047	740,869
Photronics, Inc.(1)	76,197	502,138
Silicon Image, Inc.(1)	60,285	413,555
Skyworks Solutions, Inc.(1)	60,219	1,913,158
Ultratech, Inc.(1)	40,698	917,130
Veeco Instruments, Inc.(1)	3,012	130,299
		9,647,529
SOFTWARE — 7.2%
ACI Worldwide, Inc.(1)	13,148	348,290
Allot Communications Ltd.(1)	22,897	267,666
ANSYS, Inc.(1)	11,408	598,350

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Ariba, Inc.(1)	11,343	$ 318,625
Callidus Software, Inc.(1)	28,569	178,556
DemandTec, Inc.(1)	73,144	881,385
FactSet Research Systems, Inc.	5,082	512,266
Fortinet, Inc.(1)	9,172	352,663
Informatica Corp.(1)	8,312	385,677
Interactive Intelligence, Inc.(1)	23,578	771,708
Kenexa Corp.(1)	54,582	1,132,031
Motricity, Inc.(1)	133,355	2,567,751
Nuance Communications, Inc.(1)	27,414	557,327
Progress Software Corp.(1)	11,427	327,269
Radiant Systems, Inc.(1)	8,036	146,657
Rovi Corp.(1)	15,366	949,004
Smith Micro Software, Inc.(1)	55,202	696,649
Taleo Corp., Class A(1)	10,138	298,665
TIBCO Software, Inc.(1)	24,654	541,895
VanceInfo Technologies, Inc. ADR(1)	1,422	49,628
		11,882,062
SPECIALTY RETAIL — 2.4%
CarMax, Inc.(1)	30,343	990,699
Genesco, Inc.(1)	3,100	115,103
Lithia Motors, Inc., Class A	53,694	724,869
Monro Muffler Brake, Inc.	15,027	497,093
PetSmart, Inc.	21,530	866,367
Pier 1 Imports, Inc.(1)	57,778	541,380
Williams-Sonoma, Inc.	8,048	259,146
		3,994,657
TEXTILES, APPAREL & LUXURY GOODS — 3.2%
Crocs, Inc.(1)	33,882	555,326
Deckers Outdoor Corp.(1)	18,391	1,349,716
G-III Apparel Group Ltd.(1)	32,315	1,127,470
Iconix Brand Group, Inc.(1)	95,118	1,888,092
Lululemon Athletica, Inc.(1)	1,972	135,437
Perry Ellis International, Inc.(1)	6,354	178,865
		5,234,906
TRADING COMPANIES & DISTRIBUTORS — 3.0%
CAI International, Inc.(1)	34,955	665,543
RSC Holdings, Inc.(1)	38,416	459,455
Rush Enterprises, Inc., Class A(1)	34,799	663,617
Titan Machinery, Inc.(1)	42,677	1,034,064
United Rentals, Inc.(1)	78,803	2,100,100
		4,922,779
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
MetroPCS Communications, Inc.(1)	33,177	428,978
SBA Communications Corp., Class A(1)	14,621	596,537
		1,025,515
TOTAL COMMON STOCKS
(Cost $129,469,737)		164,412,574

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	79,365	$ 79,365
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,032,153), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $2,000,006)		2,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,079,365)		2,079,365
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $131,549,102)		166,491,939
OTHER ASSETS AND LIABILITIES — (0.4)%		(682,093)
TOTAL NET ASSETS — 100.0%		$165,809,846

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$164,412,574	–	–
Temporary Cash Investments	79,365	$2,000,000	–
Total Value of Investment Securities	$164,491,939	$2,000,000	–

New Opportunities – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,788,548
Gross tax appreciation of investments	$36,254,613
Gross tax depreciation of investments	(1,551,222)
Net tax appreciation (depreciation) of investments	$34,703,391

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

January 31, 2011

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 1.7%
Honeywell International, Inc.	85,994	$ 4,816,524
Rockwell Collins, Inc.	28,809	1,847,809
		6,664,333
AIR FREIGHT & LOGISTICS — 1.7%
United Parcel Service, Inc., Class B	91,678	6,565,978
AUTO COMPONENTS — 1.3%
BorgWarner, Inc.(1)	73,103	4,927,142
AUTOMOBILES — 1.0%
Ford Motor Co.(1)	185,782	2,963,223
Harley-Davidson, Inc.	23,313	924,360
		3,887,583
BEVERAGES — 3.3%
Coca-Cola Co. (The)	146,710	9,220,723
Hansen Natural Corp.(1)	19,245	1,090,037
PepsiCo, Inc.	36,405	2,341,206
		12,651,966
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	6,309	528,820
Amgen, Inc.(1)	35,752	1,969,220
Gilead Sciences, Inc.(1)	72,683	2,789,574
Human Genome Sciences, Inc.(1)	31,818	771,905
		6,059,519
CAPITAL MARKETS — 2.5%
BlackRock, Inc.	18,092	3,582,578
Charles Schwab Corp. (The)	161,220	2,910,021
Goldman Sachs Group, Inc. (The)	9,744	1,594,313
T. Rowe Price Group, Inc.	23,236	1,531,717
		9,618,629
CHEMICALS — 2.9%
E.I. du Pont de Nemours & Co.	87,022	4,410,275
PPG Industries, Inc.	56,989	4,803,033
Sigma-Aldrich Corp.	31,215	1,986,835
		11,200,143
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.(1)	169,114	3,576,761
QUALCOMM, Inc.	164,499	8,904,331
		12,481,092
COMPUTERS & PERIPHERALS — 7.4%
Apple, Inc.(1)	55,112	18,700,604
EMC Corp.(1)	287,561	7,157,393
NetApp, Inc.(1)	48,720	2,666,446
		28,524,443
CONSUMER FINANCE — 1.2%
American Express Co.	103,260	4,479,419
DIVERSIFIED — 0.3%
iShares Russell 1000 Growth Index Fund	19,618	1,150,596
ELECTRICAL EQUIPMENT — 2.3%
Emerson Electric Co.	51,061	3,006,472

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Rockwell Automation, Inc.	74,968	$ 6,073,157
		9,079,629
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Jabil Circuit, Inc.	180,885	3,655,686
ENERGY EQUIPMENT & SERVICES — 3.7%
Halliburton Co.	66,932	3,011,940
Schlumberger Ltd.	125,108	11,133,361
		14,145,301
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	79,492	5,710,705
Walgreen Co.	37,044	1,498,059
Wal-Mart Stores, Inc.	8,107	454,560
Whole Foods Market, Inc.	22,565	1,166,836
		8,830,160
FOOD PRODUCTS — 2.1%
General Mills, Inc.	54,698	1,902,397
Hershey Co. (The)	44,296	2,068,180
Kellogg Co.	63,254	3,181,676
Mead Johnson Nutrition Co.	13,679	792,972
		7,945,225
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Cooper Cos., Inc. (The)	16,471	944,447
Covidien plc	104,950	4,981,977
DENTSPLY International, Inc.	27,741	984,251
Edwards Lifesciences Corp.(1)	17,280	1,456,531
Gen-Probe, Inc.(1)	16,614	1,044,854
Intuitive Surgical, Inc.(1)	5,071	1,637,477
Medtronic, Inc.	79,821	3,058,741
Zimmer Holdings, Inc.(1)	18,571	1,098,660
		15,206,938
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Express Scripts, Inc.(1)	99,332	5,595,371
Medco Health Solutions, Inc.(1)	32,941	2,010,060
		7,605,431
HOTELS, RESTAURANTS & LEISURE — 2.9%
Chipotle Mexican Grill, Inc.(1)	4,799	1,050,597
Las Vegas Sands Corp.(1)	34,582	1,607,717
McDonald's Corp.	73,246	5,396,033
Starwood Hotels & Resorts Worldwide, Inc.	56,640	3,340,061
		11,394,408
HOUSEHOLD DURABLES — 0.3%
Whirlpool Corp.	15,511	1,326,191
HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	60,443	3,815,767
INDUSTRIAL CONGLOMERATES — 1.8%
General Electric Co.	188,819	3,802,815
Textron, Inc.	124,745	3,279,546
		7,082,361
INSURANCE — 0.8%
Aflac, Inc.	54,657	3,147,150

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
INTERNET & CATALOG RETAIL — 0.6%
Netflix, Inc.(1)	10,595	$ 2,268,178
INTERNET SOFTWARE & SERVICES — 2.7%
Google, Inc., Class A(1)	17,168	10,306,980
IT SERVICES — 4.8%
Accenture plc, Class A	119,154	6,132,857
Automatic Data Processing, Inc.	72,001	3,448,848
International Business Machines Corp.	38,814	6,287,868
MasterCard, Inc., Class A	11,381	2,691,720
		18,561,293
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Bruker Corp.(1)	35,718	625,065
Thermo Fisher Scientific, Inc.(1)	28,350	1,623,604
		2,248,669
MACHINERY — 5.2%
Caterpillar, Inc.	34,275	3,325,018
Deere & Co.	47,959	4,359,473
Eaton Corp.	52,720	5,691,651
Illinois Tool Works, Inc.	88,089	4,711,881
Joy Global, Inc.	22,851	1,992,150
		20,080,173
MEDIA — 1.6%
Scripps Networks Interactive, Inc., Class A	43,206	2,009,079
Walt Disney Co. (The)	111,852	4,347,687
		6,356,766
METALS & MINING — 2.3%
Cliffs Natural Resources, Inc.	37,642	3,216,885
Freeport-McMoRan Copper & Gold, Inc.	37,612	4,090,305
Newmont Mining Corp.	25,959	1,429,562
		8,736,752
MULTILINE RETAIL — 1.7%
Kohl's Corp.(1)	38,648	1,962,545
Target Corp.	86,071	4,719,273
		6,681,818
OIL, GAS & CONSUMABLE FUELS — 7.5%
Cimarex Energy Co.	21,038	2,190,687
ConocoPhillips	38,608	2,758,928
Exxon Mobil Corp.	233,871	18,868,712
Occidental Petroleum Corp.	34,495	3,334,976
Southwestern Energy Co.(1)	43,934	1,735,393
		28,888,696
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	21,537	1,733,728
PHARMACEUTICALS — 2.5%
Abbott Laboratories	100,363	4,532,393
Allergan, Inc.	44,576	3,147,511
Novo Nordisk A/S B Shares	14,870	1,679,467
Perrigo Co.	4,708	342,460
		9,701,831
ROAD & RAIL — 0.5%
Union Pacific Corp.	22,408	2,120,469

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Broadcom Corp., Class A	89,400	$ 4,031,046
Intel Corp.	218,610	4,691,371
Linear Technology Corp.	75,490	2,626,297
RF Micro Devices, Inc.(1)	115,622	776,980
Texas Instruments, Inc.	107,910	3,659,228
		15,784,922
SOFTWARE — 7.1%
CommVault Systems, Inc.(1)	17,211	531,648
Intuit, Inc.(1)	40,929	1,920,798
Microsoft Corp.	256,838	7,120,833
Oracle Corp.	310,421	9,942,785
Quest Software, Inc.(1)	22,582	583,067
Red Hat, Inc.(1)	28,783	1,189,314
salesforce.com, inc.(1)	10,178	1,314,387
Symantec Corp.(1)	161,638	2,846,445
VMware, Inc., Class A(1)	22,658	1,937,712
		27,386,989
SPECIALTY RETAIL — 3.7%
American Eagle Outfitters, Inc.	91,940	1,329,453
Home Depot, Inc. (The)	186,339	6,851,685
Limited Brands, Inc.	111,679	3,265,494
OfficeMax, Inc.(1)	89,648	1,440,643
Williams-Sonoma, Inc.	40,210	1,294,762
		14,182,037
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Crown Castle International Corp.(1)	98,553	4,155,980
TOTAL COMMON STOCKS
(Cost $290,125,071)		380,640,371
TEMPORARY CASH INVESTMENTS — 0.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	79,706	79,706
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $3,353,052), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $3,300,010)		3,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,379,706)		3,379,706
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $293,504,777)		384,020,077
OTHER ASSETS AND LIABILITIES — 0.6%		2,150,588
TOTAL NET ASSETS — 100.0%		$386,170,665

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
6,011,941	DKK for USD	UBS AG	2/28/11	$1,103,977	$3,725
(Value on Settlement Date $1,107,702)

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
DKK	-	Danish Krone
USD	-	United States Dollar
(1) Non-income producing.

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$378,960,904	$1,679,467	–
Temporary Cash Investments	79,706	3,300,000	–
Total Value of Investment Securities	$379,040,610	$4,979,467	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$3,725	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$298,608,000
Gross tax appreciation of investments	$86,273,290
Gross tax depreciation of investments	(861,213)
Net tax appreciation (depreciation) of investments	$85,412,077

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

January 31, 2011

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 3.8%
BE Aerospace, Inc.(1)	98,800	$ 3,822,572
Goodrich Corp.	10,100	915,262
TransDigm Group, Inc.(1)	26,100	2,022,228
		6,760,062
AIR FREIGHT & LOGISTICS — 2.1%
C.H. Robinson Worldwide, Inc.	27,300	2,104,557
Expeditors International of Washington, Inc.	31,600	1,601,172
		3,705,729
AIRLINES — 1.0%
Alaska Air Group, Inc.(1)	14,400	853,056
United Continental Holdings, Inc.(1)	37,400	949,960
		1,803,016
AUTO COMPONENTS — 1.7%
BorgWarner, Inc.(1)	31,600	2,129,840
Tenneco, Inc.(1)	20,600	851,398
		2,981,238
BEVERAGES — 0.4%
Constellation Brands, Inc., Class A(1)	41,100	789,942
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	27,700	2,321,814
United Therapeutics Corp.(1)	6,500	441,870
		2,763,684
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.(1)	10,400	1,059,032
Lazard Ltd., Class A	30,200	1,259,944
Raymond James Financial, Inc.	12,300	445,506
		2,764,482
CHEMICALS — 3.5%
Albemarle Corp.	46,400	2,605,824
CF Industries Holdings, Inc.	19,100	2,579,264
International Flavors & Fragrances, Inc.	17,600	1,004,080
		6,189,168
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Stericycle, Inc.(1)	22,500	1,766,025
COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc.(1)	27,900	3,023,802
COMPUTERS & PERIPHERALS — 1.1%
NetApp, Inc.(1)	34,600	1,893,658
CONSTRUCTION & ENGINEERING — 0.5%
Foster Wheeler AG(1)	23,500	865,035
CONSUMER FINANCE — 0.9%
Discover Financial Services	76,600	1,577,194
ELECTRICAL EQUIPMENT — 0.9%
Rockwell Automation, Inc.	19,900	1,612,099
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Dolby Laboratories, Inc., Class A(1)	4,400	262,680
Trimble Navigation Ltd.(1)	27,000	1,244,160
		1,506,840

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
ENERGY EQUIPMENT & SERVICES — 4.9%
Atwood Oceanics, Inc.(1)	23,700	$ 957,954
Complete Production Services, Inc.(1)	31,100	868,934
Core Laboratories NV	11,100	1,012,986
Dril-Quip, Inc.(1)	11,900	917,728
FMC Technologies, Inc.(1)	21,275	1,999,850
McDermott International, Inc.(1)	44,500	924,710
National Oilwell Varco, Inc.	28,300	2,091,370
		8,773,532
FOOD & STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	67,700	3,500,767
FOOD PRODUCTS — 1.5%
H.J. Heinz Co.	16,400	779,000
Mead Johnson Nutrition Co.	31,300	1,814,461
		2,593,461
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
C.R. Bard, Inc.	19,600	1,849,260
Varian Medical Systems, Inc.(1)	27,700	1,871,689
		3,720,949
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Express Scripts, Inc.(1)	40,900	2,303,897
Medco Health Solutions, Inc.(1)	27,700	1,690,254
		3,994,151
HEALTH CARE TECHNOLOGY — 1.5%
SXC Health Solutions Corp.(1)	56,400	2,713,404
HOTELS, RESTAURANTS & LEISURE — 5.6%
Chipotle Mexican Grill, Inc.(1)	7,300	1,598,116
Ctrip.com International Ltd. ADR(1)	20,600	847,896
Home Inns & Hotels Management, Inc. ADR(1)	18,900	637,497
Las Vegas Sands Corp.(1)	34,300	1,594,607
Royal Caribbean Cruises Ltd.(1)	66,200	2,972,380
Starwood Hotels & Resorts Worldwide, Inc.	39,500	2,329,315
		9,979,811
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	18,500	1,272,985
INTERNET & CATALOG RETAIL — 4.7%
Netflix, Inc.(1)	21,000	4,495,680
priceline.com, Inc.(1)	9,000	3,856,680
		8,352,360
INTERNET SOFTWARE & SERVICES — 3.8%
Akamai Technologies, Inc.(1)	16,600	802,112
Baidu, Inc. ADR(1)	14,700	1,596,861
MercadoLibre, Inc.(1)	12,934	876,666
Monster Worldwide, Inc.(1)	20,900	347,985
VeriSign, Inc.	58,200	1,958,430
WebMD Health Corp.(1)	22,200	1,160,616
		6,742,670
IT SERVICES — 1.4%
Cognizant Technology Solutions Corp., Class A(1)	35,300	2,575,135
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.(1)	21,200	886,796

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Illumina, Inc.(1)	32,800	$ 2,274,352
Waters Corp.(1)	16,900	1,290,991
		4,452,139
MACHINERY — 6.0%
AGCO Corp.(1)	38,100	1,931,670
ArvinMeritor, Inc.(1)	43,400	948,724
Cummins, Inc.	33,800	3,578,744
Dover Corp.	15,200	974,320
Joy Global, Inc.	10,100	880,518
Timken Co.	21,594	1,015,350
WABCO Holdings, Inc.(1)	21,643	1,263,951
		10,593,277
MEDIA — 1.7%
CBS Corp., Class B	48,700	965,721
Discovery Communications, Inc., Class A(1)	9,200	358,800
Discovery Communications, Inc., Class C(1)	16,375	556,095
Imax Corp.(1)	41,700	1,067,103
		2,947,719
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	24,400	2,085,224
Walter Energy, Inc.	11,400	1,485,078
		3,570,302
MULTILINE RETAIL — 1.5%
Dollar Tree, Inc.(1)	53,350	2,698,443
OIL, GAS & CONSUMABLE FUELS — 3.9%
Brigham Exploration Co.(1)	31,700	938,637
Concho Resources, Inc.(1)	29,400	2,829,750
Pioneer Natural Resources Co.	12,000	1,141,920
Whiting Petroleum Corp.(1)	15,400	1,944,712
		6,855,019
PHARMACEUTICALS — 1.0%
Salix Pharmaceuticals Ltd.(1)	19,600	803,012
Shire plc	35,000	924,048
		1,727,060
PROFESSIONAL SERVICES — 0.5%
Manpower, Inc.	13,400	865,238
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
CB Richard Ellis Group, Inc., Class A(1)	76,900	1,706,411
Jones Lang LaSalle, Inc.	18,000	1,595,520
		3,301,931
ROAD & RAIL — 1.0%
Kansas City Southern(1)	37,100	1,854,258
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Altera Corp.	28,400	1,066,988
ARM Holdings plc	245,400	2,041,355
Atmel Corp.(1)	84,500	1,144,130
Cavium Networks, Inc.(1)	39,600	1,565,784
Cypress Semiconductor Corp.(1)	21,300	461,145
Entropic Communications, Inc.(1)	65,200	715,244
Skyworks Solutions, Inc.(1)	71,900	2,284,263
TriQuint Semiconductor, Inc.(1)	66,300	872,508

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Veeco Instruments, Inc.(1)	9,500	$ 410,970
		10,562,387
SOFTWARE — 5.1%
Citrix Systems, Inc.(1)	31,900	2,015,442
Intuit, Inc.(1)	17,800	835,354
Rovi Corp.(1)	42,600	2,630,976
salesforce.com, inc.(1)	20,500	2,647,370
VanceInfo Technologies, Inc. ADR(1)	25,400	886,460
		9,015,602
SPECIALTY RETAIL — 4.7%
O'Reilly Automotive, Inc.(1)	69,700	3,961,051
PetSmart, Inc.	56,910	2,290,058
Williams-Sonoma, Inc.	63,700	2,051,140
		8,302,249
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Fossil, Inc.(1)	25,400	1,804,670
Lululemon Athletica, Inc.(1)	16,000	1,098,880
Phillips-Van Heusen Corp.	18,500	1,079,845
		3,983,395
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	29,300	1,701,158
W.W. Grainger, Inc.	6,700	880,849
		2,582,007
WIRELESS TELECOMMUNICATION SERVICES — 3.9%
American Tower Corp., Class A(1)	22,300	1,134,178
NII Holdings, Inc.(1)	43,000	1,805,140
SBA Communications Corp., Class A(1)	99,002	4,039,282
		6,978,600
TOTAL COMMON STOCKS
(Cost $129,973,135)		174,510,825
TEMPORARY CASH INVESTMENTS — 2.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	84,854	84,854
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $4,572,344), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $4,500,014)		4,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,584,854)		4,584,854
TOTAL INVESTMENT SECURITIES — 101.1%
(Cost $134,557,989)		179,095,679
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,868,702)
TOTAL NET ASSETS — 100.0%		$177,226,977

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,227,472	GBP for USD	Bank of America	2/28/11	$1,965,907	$(13,060)
(Value on Settlement Date $1,952,847)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1) Non-income producing.

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$158,682,690	–	–
Foreign Common Stocks	12,862,732	$2,965,403	–
Temporary Cash Investments	84,854	4,500,000	–
Total Value of Investment Securities	$171,630,276	$7,465,403	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(13,060)	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,116,729
Gross tax appreciation of investments	$44,579,161
Gross tax depreciation of investments	(600,211)
Net tax appreciation (depreciation) of investments	$43,978,950

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

January 31, 2011

Select – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 4.0%
General Dynamics Corp.	515,100	$ 38,838,540
Rockwell Collins, Inc.	570,000	36,559,800
		75,398,340
AIR FREIGHT & LOGISTICS — 1.4%
United Parcel Service, Inc., Class B	376,700	26,979,254
BEVERAGES — 1.2%
Diageo plc	1,199,400	23,053,165
BIOTECHNOLOGY — 2.2%
Gilead Sciences, Inc.(1)	1,091,000	41,872,580
CAPITAL MARKETS — 2.5%
Bank of New York Mellon Corp. (The)	632,500	19,752,975
Franklin Resources, Inc.	221,300	26,699,845
		46,452,820
CHEMICALS — 2.9%
Monsanto Co.	360,000	26,416,800
Potash Corp. of Saskatchewan, Inc.	160,300	28,498,134
		54,914,934
COMMUNICATIONS EQUIPMENT — 3.5%
Cisco Systems, Inc.(1)	1,349,300	28,537,695
QUALCOMM, Inc.	685,600	37,111,528
		65,649,223
COMPUTERS & PERIPHERALS — 8.8%
Apple, Inc.(1)	352,000	119,440,640
EMC Corp.(1)	1,880,700	46,810,623
		166,251,263
DIVERSIFIED FINANCIAL SERVICES — 2.9%
CME Group, Inc.	71,400	22,031,184
Hong Kong Exchanges and Clearing Ltd.	592,500	13,686,732
JPMorgan Chase & Co.	430,900	19,364,646
		55,082,562
ELECTRICAL EQUIPMENT — 3.7%
ABB Ltd. ADR(1)	1,178,400	27,892,728
Emerson Electric Co.	712,700	41,963,776
		69,856,504
ENERGY EQUIPMENT & SERVICES — 6.1%
Diamond Offshore Drilling, Inc.	170,000	12,190,700
Halliburton Co.	710,100	31,954,500
National Oilwell Varco, Inc.	407,700	30,129,030
Schlumberger Ltd.	444,300	39,538,257
		113,812,487
FOOD & STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	596,500	42,852,560
Wal-Mart Stores, Inc.	316,000	17,718,120
		60,570,680
FOOD PRODUCTS — 1.8%
Hershey Co. (The)	301,700	14,086,373
Mead Johnson Nutrition Co.	339,000	19,651,830
		33,738,203

Select – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Intuitive Surgical, Inc.(1)	58,000	$ 18,728,780
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Medco Health Solutions, Inc.(1)	700,115	42,721,017
UnitedHealth Group, Inc.	915,700	37,589,485
		80,310,502
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald's Corp.	450,700	33,203,069
Peet's Coffee & Tea, Inc.(1)	138,400	5,281,344
		38,484,413
HOUSEHOLD DURABLES — 1.2%
Harman International Industries, Inc.(1)	515,400	22,327,128
INSURANCE — 0.7%
Travelers Cos., Inc. (The)	248,600	13,986,236
INTERNET & CATALOG RETAIL — 2.8%
Amazon.com, Inc.(1)	173,400	29,415,576
Netflix, Inc.(1)	110,300	23,613,024
		53,028,600
INTERNET SOFTWARE & SERVICES — 6.0%
Baidu, Inc. ADR(1)	240,800	26,158,104
Google, Inc., Class A(1)	135,700	81,468,852
SouFun Holdings Ltd. ADR(1)	57,300	4,421,268
		112,048,224
IT SERVICES — 4.6%
Infosys Technologies Ltd. ADR	199,600	13,514,916
MasterCard, Inc., Class A	115,600	27,340,556
Teradata Corp.(1)	1,042,500	44,817,075
		85,672,547
LEISURE EQUIPMENT & PRODUCTS — 1.8%
Hasbro, Inc.	784,800	34,601,832
MACHINERY — 2.3%
Graco, Inc.	161,700	6,869,016
Parker-Hannifin Corp.	411,700	36,810,097
		43,679,113
METALS & MINING — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	230,600	25,077,750
Walter Energy, Inc.	140,500	18,302,935
		43,380,685
OIL, GAS & CONSUMABLE FUELS — 5.2%
Exxon Mobil Corp.	732,800	59,122,304
Occidental Petroleum Corp.	395,500	38,236,940
		97,359,244
PHARMACEUTICALS — 3.3%
Allergan, Inc.	483,800	34,161,118
Teva Pharmaceutical Industries Ltd. ADR	509,800	27,860,570
		62,021,688
PROFESSIONAL SERVICES — 1.3%
IHS, Inc., Class A(1)	65,000	5,327,400
Robert Half International, Inc.	441,100	13,832,896
Verisk Analytics, Inc., Class A(1)	175,300	5,930,399
		25,090,695

Select – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
ROAD & RAIL — 0.6%
J.B. Hunt Transport Services, Inc.	290,700	$ 11,918,700
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Linear Technology Corp.	1,237,300	43,045,667
SOFTWARE — 6.0%
Adobe Systems, Inc.(1)	586,400	19,380,520
Microsoft Corp.	1,728,700	47,928,207
Nintendo Co. Ltd.	22,300	6,019,407
Oracle Corp.	1,204,200	38,570,526
		111,898,660
SPECIALTY RETAIL — 1.9%
TJX Cos., Inc. (The)	749,500	35,518,805
TEXTILES, APPAREL & LUXURY GOODS — 3.6%
Coach, Inc.	817,300	44,207,757
Fossil, Inc.(1)	151,300	10,749,865
Hanesbrands, Inc.(1)	530,700	12,216,714
		67,174,336
TOBACCO — 1.6%
Philip Morris International, Inc.	508,400	29,100,816
TOTAL COMMON STOCKS
(Cost $1,347,466,965)		1,863,008,686
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	51,796	51,796
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $19,813,489), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $19,500,060)		19,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $19,551,796)		19,551,796
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $1,367,018,761)		1,882,560,482
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,643,706)
TOTAL NET ASSETS — 100.0%		$1,879,916,776

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
11,163,416	GBP for USD	Bank of America	2/28/11	$17,879,214	$(118,779)
378,821,250	JPY for USD	Bank of AmericaT	2/28/11	4,615,961	(50,749)
				$22,495,175	$(169,528)
(Value on Settlement Date $22,325,647)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1) Non-income producing.

Select – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Select – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,691,903,662	–	–
Foreign Common Stocks	128,345,720	$42,759,304
Temporary Cash Investments	51,796	19,500,000	–
Total Value of Investment Securities	$1,820,301,178	$62,259,304	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(169,528)	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,371,642,217
Gross tax appreciation of investments	$518,401,635
Gross tax depreciation of investments	(7,483,370)
Net tax appreciation (depreciation) of investments	$510,918,265

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

January 31, 2011

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.(1)	32,399	$ 867,969
AerCap Holdings NV(1)	63,230	943,392
Triumph Group, Inc.	78,934	7,580,032
		9,391,393
AIRLINES — 1.8%
United Continental Holdings, Inc.(1)	216,936	5,510,174
US Airways Group, Inc.(1)	264,643	2,625,259
		8,135,433
AUTO COMPONENTS — 2.0%
American Axle & Manufacturing Holdings, Inc.(1)	353,540	5,055,622
Amerigon, Inc.(1)	88,645	965,344
Cooper Tire & Rubber Co.	38,103	871,035
Dorman Products, Inc.(1)	62,635	2,014,968
		8,906,969
BIOTECHNOLOGY — 3.2%
Acorda Therapeutics, Inc.(1)	29,070	638,087
Alkermes, Inc.(1)	24,935	321,911
AMAG Pharmaceuticals, Inc.(1)	18,424	327,947
Cepheid, Inc.(1)	47,277	1,123,302
Cubist Pharmaceuticals, Inc.(1)	44,642	979,445
Geron Corp.(1)	95,693	468,896
ImmunoGen, Inc.(1)	54,183	447,552
Incyte Corp. Ltd.(1)	68,857	1,014,952
InterMune, Inc.(1)	34,840	1,301,971
Isis Pharmaceuticals, Inc.(1)	73,666	670,361
Micromet, Inc.(1)	75,918	488,153
Momenta Pharmaceuticals, Inc.(1)	37,198	475,762
Onyx Pharmaceuticals, Inc.(1)	47,962	1,692,339
PDL BioPharma, Inc.	117,558	580,737
Pharmasset, Inc.(1)	22,788	1,104,306
Savient Pharmaceuticals, Inc.(1)	56,553	521,984
Seattle Genetics, Inc.(1)	63,147	1,034,979
Theravance, Inc.(1)	47,384	996,959
		14,189,643
CAPITAL MARKETS — 0.7%
BGC Partners, Inc., Class A	134,163	1,086,720
Cohen & Steers, Inc.	12,020	340,286
HFF, Inc., Class A(1)	143,086	1,804,315
		3,231,321
CHEMICALS — 2.6%
Balchem Corp.	49,336	1,660,156
Flotek Industries, Inc.(1)	166,378	1,171,301
OM Group, Inc.(1)	49,347	1,785,375
Solutia, Inc.(1)	194,186	4,547,836
TPC Group, Inc.(1)	81,289	2,560,604
		11,725,272
COMMERCIAL BANKS — 2.1%
Cathay General Bancorp.	185,942	3,218,656
Nara Bancorp., Inc.(1)	148,681	1,451,127

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Pinnacle Financial Partners, Inc.(1)	127,527	$ 1,754,771
PrivateBancorp, Inc.	9,548	146,753
Sandy Spring Bancorp, Inc.	96,597	1,854,662
West Coast Bancorp.(1)	287,361	933,923
		9,359,892
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Deluxe Corp.	72,362	1,769,251
Team, Inc.(1)	70,570	1,803,769
		3,573,020
COMMUNICATIONS EQUIPMENT — 5.9%
Acme Packet, Inc.(1)	110,120	5,922,254
Blue Coat Systems, Inc.(1)	64,357	1,854,125
Finisar Corp.(1)	131,501	4,378,983
Netgear, Inc.(1)	111,745	3,872,523
Oplink Communications, Inc.(1)	163,681	4,056,015
RADWARE Ltd.(1)	48,664	1,816,627
Riverbed Technology, Inc.(1)	109,450	3,925,971
Sycamore Networks, Inc.	37,103	773,969
		26,600,467
COMPUTERS & PERIPHERALS — 0.4%
Cray, Inc.(1)	102,017	762,577
Stratasys, Inc.(1)	35,189	1,162,293
		1,924,870
CONSUMER FINANCE — 1.2%
EZCORP, Inc., Class A(1)	63,759	1,715,117
World Acceptance Corp.(1)	65,426	3,674,324
		5,389,441
DIVERSIFIED CONSUMER SERVICES — 1.2%
Sotheby's	129,091	5,202,367
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
General Communication, Inc., Class A(1)	166,858	2,020,651
Vonage Holdings Corp.(1)	252,219	827,278
		2,847,929
ELECTRICAL EQUIPMENT — 0.8%
Satcon Technology Corp.(1)	517,353	2,509,162
Valence Technology, Inc.(1)	581,180	895,017
		3,404,179
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Cognex Corp.	161,082	5,048,310
Daktronics, Inc.	280,929	4,289,786
DDi Corp.	202,897	2,285,635
KEMET Corp.(1)	288,192	4,495,795
Littelfuse, Inc.	88,765	4,551,869
Measurement Specialties, Inc.(1)	30,324	816,929
MTS Systems Corp.	35,917	1,343,834
		22,832,158
ENERGY EQUIPMENT & SERVICES — 3.1%
Basic Energy Services, Inc.(1)	7,619	139,123
Bronco Drilling Co., Inc.(1)	1,222	8,456
Complete Production Services, Inc.(1)	195,883	5,472,971
Dril-Quip, Inc.(1)	29,307	2,260,156
North American Energy Partners, Inc.(1)	111,588	1,337,940

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
OYO Geospace Corp.(1)	15,493	$ 1,484,694
Pioneer Drilling Co.(1)	375,425	3,326,266
		14,029,606
FOOD & STAPLES RETAILING — 0.8%
PriceSmart, Inc.	101,511	3,704,136
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
Abaxis, Inc.(1)	18,668	491,902
Align Technology, Inc.(1)	44,061	917,791
American Medical Systems Holdings, Inc.(1)	56,762	1,107,994
Arthrocare Corp.(1)	21,034	588,742
Cyberonics, Inc.(1)	22,592	739,888
DexCom, Inc.(1)	48,196	679,804
Haemonetics Corp.(1)	20,033	1,188,758
HeartWare International, Inc.(1)	7,299	678,880
Immucor, Inc.(1)	53,767	1,062,973
Insulet Corp.(1)	34,499	587,518
Integra LifeSciences Holdings Corp.(1)	16,718	775,381
Masimo Corp.	39,652	1,188,569
Meridian Bioscience, Inc.	32,684	717,087
Neogen Corp.(1)	18,206	654,688
NuVasive, Inc.(1)	30,360	848,410
Sirona Dental Systems, Inc.(1)	25,657	1,124,033
STERIS Corp.	42,223	1,470,205
Volcano Corp.(1)	38,265	1,004,839
West Pharmaceutical Services, Inc.	26,045	1,041,539
Zoll Medical Corp.(1)	15,925	658,499
		17,527,500
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Amedisys, Inc.(1)	23,635	805,717
Bio-Reference Labs, Inc.(1)	19,180	442,866
Catalyst Health Solutions, Inc.(1)	28,771	1,248,661
Chemed Corp.	17,707	1,101,907
HealthSouth Corp.(1)	66,930	1,513,957
HMS Holdings Corp.(1)	20,470	1,317,040
Landauer, Inc.	7,871	456,911
MWI Veterinary Supply, Inc.(1)	9,815	610,100
Owens & Minor, Inc.	37,690	1,112,986
PSS World Medical, Inc.(1)	44,530	1,061,150
		9,671,295
HEALTH CARE TECHNOLOGY — 0.6%
athenahealth, Inc.(1)	25,342	1,088,186
MedAssets, Inc.(1)	34,162	670,600
Quality Systems, Inc.	14,048	1,121,592
		2,880,378
HOTELS, RESTAURANTS & LEISURE — 0.8%
DineEquity, Inc.(1)	9,514	490,732
Domino's Pizza, Inc.(1)	143,672	2,356,221
Pinnacle Entertainment, Inc.(1)	49,864	751,949
		3,598,902
HOUSEHOLD DURABLES — 2.1%
Deer Consumer Products, Inc.(1)	143,716	1,618,242

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Tempur-Pedic International, Inc.(1)	175,687	$ 7,666,981
		9,285,223
INDUSTRIAL CONGLOMERATES — 0.9%
Raven Industries, Inc.	82,408	3,892,954
INSURANCE — 0.8%
Amtrust Financial Services, Inc.	72,811	1,347,732
FPIC Insurance Group, Inc.(1)	21,248	759,828
Safety Insurance Group, Inc.	30,478	1,450,448
		3,558,008
INTERNET & CATALOG RETAIL — 0.6%
priceline.com, Inc.(1)	5,076	2,175,168
Shutterfly, Inc.(1)	21,587	718,631
		2,893,799
INTERNET SOFTWARE & SERVICES — 5.2%
Ancestry.com, Inc.(1)	94,518	3,364,841
Dice Holdings, Inc.(1)	275,695	3,600,577
Keynote Systems, Inc.	89,014	1,551,514
KIT Digital, Inc.(1)	84,281	1,161,392
Limelight Networks, Inc.(1)	288,051	1,795,998
Rackspace Hosting, Inc.(1)	74,526	2,497,366
Travelzoo, Inc.(1)	50,801	2,387,647
ValueClick, Inc.(1)	58,257	816,181
Vocus, Inc.(1)	139,618	3,620,295
Zix Corp.(1)	601,985	2,708,932
		23,504,743
IT SERVICES — 0.3%
MAXIMUS, Inc.	9,965	676,125
TeleTech Holdings, Inc.(1)	39,987	856,122
		1,532,247
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc.	50,151	3,857,615
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Bruker Corp.(1)	55,467	970,672
Dionex Corp.(1)	13,345	1,574,443
Luminex Corp.(1)	29,954	508,619
PAREXEL International Corp.(1)	44,265	1,027,391
Sequenom, Inc.(1)	78,116	535,095
		4,616,220
MACHINERY — 11.4%
3D Systems Corp.(1)	53,375	1,523,323
ArvinMeritor, Inc.(1)	133,532	2,919,010
Blount International, Inc.(1)	80,229	1,204,237
Cascade Corp.	48,830	2,298,428
CIRCOR International, Inc.	34,196	1,381,176
Commercial Vehicle Group, Inc.(1)	147,317	2,377,696
EnPro Industries, Inc.(1)	147,289	6,113,966
Graham Corp.	40,011	928,255
Lindsay Corp.	93,228	6,067,278
Middleby Corp.(1)	36,577	2,992,364
NACCO Industries, Inc., Class A	21,860	2,191,465
NN, Inc.(1)	149,396	1,958,582
Robbins & Myers, Inc.	99,544	4,134,062

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
Sauer-Danfoss, Inc.(1)	147,668	$ 4,230,688
Titan International, Inc.	279,334	5,307,346
Twin Disc, Inc.	27,185	885,416
Wabash National Corp.(1)	436,132	4,954,460
		51,467,752
MEDIA — 0.2%
AirMedia Group, Inc. ADR(1)	114,700	778,813
METALS & MINING — 1.9%
Allied Nevada Gold Corp.(1)	58,665	1,551,103
Brush Engineered Materials, Inc.(1)	73,295	2,563,859
Globe Specialty Metals, Inc.	133,682	2,454,401
Mesabi Trust	59,113	1,970,236
		8,539,599
OIL, GAS & CONSUMABLE FUELS — 4.0%
BP Prudhoe Bay Royalty Trust	23,623	2,785,860
Crosstex Energy LP	128,209	1,952,623
Forest Oil Corp.(1)	79,657	3,090,692
Goodrich Petroleum Corp.(1)	105,248	2,233,363
Knightsbridge Tankers Ltd.	47,698	1,145,467
Permian Basin Royalty Trust	124,032	2,693,975
Stone Energy Corp.(1)	80,520	1,872,090
W&T Offshore, Inc.	99,230	2,019,331
		17,793,401
PAPER & FOREST PRODUCTS — 1.9%
Buckeye Technologies, Inc.	136,617	3,437,284
Clearwater Paper Corp.(1)	14,665	1,159,708
KapStone Paper and Packaging Corp.(1)	237,947	4,052,237
		8,649,229
PHARMACEUTICALS — 1.2%
Auxilium Pharmaceuticals, Inc.(1)	33,822	767,421
Impax Laboratories, Inc.(1)	43,877	1,018,824
Nektar Therapeutics(1)	71,711	803,880
Questcor Pharmaceuticals, Inc.(1)	44,360	685,806
Salix Pharmaceuticals Ltd.(1)	42,622	1,746,224
VIVUS, Inc.(1)	67,137	600,876
		5,623,031
PROFESSIONAL SERVICES — 1.4%
Kelly Services, Inc., Class A(1)	261,301	5,141,097
Resources Connection, Inc.	53,961	1,081,379
		6,222,476
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Ashford Hospitality Trust, Inc.(1)	277,080	2,701,530
Lexington Realty Trust	150,119	1,271,508
Post Properties, Inc.	86,633	3,208,020
		7,181,058
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Amtech Systems, Inc.(1)	68,226	1,747,268
Cavium Networks, Inc.(1)	38,384	1,517,704
Cirrus Logic, Inc.(1)	84,038	1,767,319
Entegris, Inc.(1)	277,039	2,119,348
GSI Technology, Inc.(1)	113,146	1,040,943
GT Solar International, Inc.(1)	250,663	2,768,573

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
MIPS Technologies, Inc.(1)	251,653	$ 3,125,530
Photronics, Inc.(1)	238,548	1,572,031
Silicon Image, Inc.(1)	184,586	1,266,260
Skyworks Solutions, Inc.(1)	190,220	6,043,290
Ultratech, Inc.(1)	123,963	2,793,506
Veeco Instruments, Inc.(1)	16,277	704,143
		26,465,915
SOFTWARE — 7.0%
ACI Worldwide, Inc.(1)	37,244	986,594
Allot Communications Ltd.(1)	89,777	1,049,493
Ariba, Inc.(1)	50,671	1,423,348
Callidus Software, Inc.(1)	102,929	643,306
DemandTec, Inc.(1)	217,250	2,617,863
Fortinet, Inc.(1)	40,141	1,543,421
Interactive Intelligence, Inc.(1)	75,333	2,465,649
Kenexa Corp.(1)	164,788	3,417,703
Motricity, Inc.(1)	389,294	7,495,856
Progress Software Corp.(1)	62,556	1,791,604
Radiant Systems, Inc.(1)	43,588	795,481
Smith Micro Software, Inc.(1)	212,385	2,680,299
Taleo Corp., Class A(1)	51,775	1,525,291
TIBCO Software, Inc.(1)	105,723	2,323,792
VanceInfo Technologies, Inc. ADR(1)	16,713	583,284
		31,342,984
SPECIALTY RETAIL — 1.5%
Genesco, Inc.(1)	10,772	399,964
Hibbett Sports, Inc.(1)	9,299	297,754
Lithia Motors, Inc., Class A	184,498	2,490,723
Monro Muffler Brake, Inc.	55,697	1,842,457
Pier 1 Imports, Inc.(1)	189,772	1,778,164
		6,809,062
TEXTILES, APPAREL & LUXURY GOODS — 4.0%
Crocs, Inc.(1)	110,982	1,818,995
Deckers Outdoor Corp.(1)	64,423	4,728,004
G-III Apparel Group Ltd.(1)	147,339	5,140,657
Iconix Brand Group, Inc.(1)	275,908	5,476,774
Perry Ellis International, Inc.(1)	26,000	731,900
		17,896,330
TRADING COMPANIES & DISTRIBUTORS — 3.3%
CAI International, Inc.(1)	111,181	2,116,886
RSC Holdings, Inc.(1)	136,997	1,638,484
Rush Enterprises, Inc., Class A(1)	110,663	2,110,343
Titan Machinery, Inc.(1)	127,351	3,085,715
United Rentals, Inc.(1)	225,921	6,020,795
		14,972,223
TOTAL COMMON STOCKS
(Cost $324,957,497)		445,008,853

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	67,511	$ 67,511
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $6,401,281), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $6,300,019)		6,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,367,511)		6,367,511
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $331,325,008)		451,376,364
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,933,366)
TOTAL NET ASSETS — 100.0%		$449,442,998

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1) Non-income producing.

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.
If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$445,008,853	–	–
Temporary Cash Investments	67,511	$6,300,000	–
Total Value of Investment Securities	$445,076,364	$6,300,000	–

Small Cap Growth – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$333,451,891
Gross tax appreciation of investments	$121,199,305
Gross tax depreciation of investments	(3,274,832)
Net tax appreciation (depreciation) of investments	$117,924,473

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

January 31, 2011

Ultra – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	1,539,583	$ 116,084,558
BEVERAGES — 0.3%
Coca-Cola Co. (The)	336,000	21,117,600
BIOTECHNOLOGY — 3.5%
Alexion Pharmaceuticals, Inc.(1)	462,000	38,724,840
Celgene Corp.(1)	1,038,000	53,488,140
Gilead Sciences, Inc.(1)	3,522,000	135,174,360
		227,387,340
CAPITAL MARKETS — 0.8%
Charles Schwab Corp. (The)	2,997,000	54,095,850
CHEMICALS — 4.1%
Monsanto Co.	1,248,000	91,578,240
Nalco Holding Co.	2,040,000	62,138,400
Potash Corp. of Saskatchewan, Inc.	452,000	80,356,560
RPM International, Inc.	1,107,000	25,937,010
		260,010,210
COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.(1)	4,659,000	98,537,850
QUALCOMM, Inc.	2,538,000	137,381,940
		235,919,790
COMPUTERS & PERIPHERALS — 7.8%
Apple, Inc.(1)	1,201,000	407,523,320
EMC Corp.(1)	3,843,000	95,652,270
		503,175,590
CONSUMER FINANCE — 0.9%
American Express Co.	1,341,000	58,172,580
DIVERSIFIED FINANCIAL SERVICES — 2.3%
CME Group, Inc.	270,000	83,311,200
JPMorgan Chase & Co.	1,500,000	67,410,000
		150,721,200
ELECTRICAL EQUIPMENT — 5.4%
ABB Ltd.(1)	1,756,000	41,425,903
ABB Ltd. ADR(1)	2,390,000	56,571,300
Cooper Industries plc	1,427,000	87,418,020
Emerson Electric Co.	2,221,000	130,772,480
Polypore International, Inc.(1)	612,000	29,467,800
		345,655,503
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Dolby Laboratories, Inc., Class A(1)	705,000	42,088,500
ENERGY EQUIPMENT & SERVICES — 3.9%
Cameron International Corp.(1)	1,079,000	57,510,700
Core Laboratories NV	215,000	19,620,900
Schlumberger Ltd.	1,911,000	170,059,890
		247,191,490
FOOD & STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	1,612,000	115,806,080
Wal-Mart Stores, Inc.	1,096,000	61,452,720
		177,258,800

Ultra – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

FOOD PRODUCTS — 2.3%
Hershey Co. (The)	994,000	$ 46,409,860
Mead Johnson Nutrition Co.	630,763	36,565,331
Nestle SA	1,207,000	65,245,202
		148,220,393
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Edwards Lifesciences Corp.(1)	241,000	20,313,890
Intuitive Surgical, Inc.(1)	275,000	88,800,250
Varian Medical Systems, Inc.(1)	684,000	46,217,880
		155,332,020
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Express Scripts, Inc.(1)	2,643,000	148,880,190
Medco Health Solutions, Inc.(1)	206,000	12,570,120
UnitedHealth Group, Inc.	1,803,000	74,013,150
		235,463,460
HOTELS, RESTAURANTS & LEISURE — 3.7%
Chipotle Mexican Grill, Inc.(1)	195,000	42,689,400
Marriott International, Inc., Class A	1,870,000	73,846,300
McDonald's Corp.	1,651,000	121,629,170
		238,164,870
INSURANCE — 1.5%
MetLife, Inc.	2,066,000	94,560,820
INTERNET & CATALOG RETAIL — 3.5%
Amazon.com, Inc.(1)	883,000	149,792,120
Netflix, Inc.(1)	350,000	74,928,000
		224,720,120
INTERNET SOFTWARE & SERVICES — 6.2%
Baidu, Inc. ADR(1)	599,000	65,069,370
Google, Inc., Class A(1)	469,000	281,568,840
Tencent Holdings Ltd.	2,090,000	54,531,892
		401,170,102
IT SERVICES — 1.1%
MasterCard, Inc., Class A	301,000	71,189,510
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	1,776,000	78,303,840
MACHINERY — 5.9%
Cummins, Inc.	575,000	60,881,000
Donaldson Co., Inc.	595,000	34,867,000
Joy Global, Inc.	1,253,000	109,236,540
Parker-Hannifin Corp.	1,062,000	94,953,420
WABCO Holdings, Inc.(1)	894,000	52,209,600
Wabtec Corp.	441,000	23,902,200
		376,049,760
METALS & MINING — 2.1%
BHP Billiton Ltd. ADR	545,000	48,521,350
Freeport-McMoRan Copper & Gold, Inc.	819,000	89,066,250
		137,587,600
MULTILINE RETAIL — 1.1%
Kohl's Corp.(1)	1,441,000	73,173,980
OIL, GAS & CONSUMABLE FUELS — 6.5%
EOG Resources, Inc.	601,000	63,940,390

Ultra – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

Exxon Mobil Corp.	2,060,000	$ 166,200,800
Newfield Exploration Co.(1)	838,000	61,316,460
Occidental Petroleum Corp.	1,058,000	102,287,440
Southwestern Energy Co.(1)	639,000	25,240,500
		418,985,590
PHARMACEUTICALS — 1.8%
Teva Pharmaceutical Industries Ltd. ADR	2,074,000	113,344,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Altera Corp.	1,905,000	71,570,850
Linear Technology Corp.	2,586,000	89,966,940
Microchip Technology, Inc.	1,721,000	62,764,870
		224,302,660
SOFTWARE — 7.6%
Adobe Systems, Inc.(1)	2,154,000	71,189,700
Electronic Arts, Inc.(1)	3,949,000	61,564,910
Microsoft Corp.	5,838,000	161,858,550
NetSuite, Inc.(1)	500,000	13,465,000
Oracle Corp.	4,052,000	129,785,560
VMware, Inc., Class A(1)	583,000	49,858,160
		487,721,880
SPECIALTY RETAIL — 3.2%
J. Crew Group, Inc.(1)	183,000	7,945,860
O'Reilly Automotive, Inc.(1)	594,000	33,757,020
Tiffany & Co.	1,455,000	84,579,150
TJX Cos., Inc. (The)	1,733,000	82,126,870
		208,408,900
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
NIKE, Inc., Class B	1,010,000	83,304,800
TOBACCO — 1.9%
Philip Morris International, Inc.	2,144,000	122,722,560
TOTAL COMMON STOCKS
(Cost $4,078,651,723)		6,331,605,976
TEMPORARY CASH INVESTMENTS — 1.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	17,167	17,167
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37,valued at $112,886,085), in a joint trading account at 0.11%, dated 1/31/11, due 2/1/11 (Delivery value $111,100,339)		111,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $111,117,167)		111,117,167
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $4,189,768,890)		6,442,723,143
OTHER ASSETS AND LIABILITIES — (0.2)%		(15,431,326)
TOTAL NET ASSETS — 100.0%		$6,427,291,817

Ultra – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
77,222,310	CHF for USD	UBS AG	2/28/11	$81,818,318	$(36,682)
(Value on Settlement Date $81,781,636)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

Ultra – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Ultra – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,786,919,399	–	–
Foreign Common Stocks	383,483,580	$161,202,997	–
Temporary Cash Investments	17,167	111,100,000	–
Total Value of Investment Securities	$6,170,420,146	$272,302,997	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(36,682)	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,249,094,336
Gross tax appreciation of investments	$2,226,003,966
Gross tax depreciation of investments	(32,375,159)
Net tax appreciation (depreciation) of investments	$2,193,628,807

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

January 31, 2011

Veedot – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.2%
Esterline Technologies Corp.(1)	14,000	$ 996,520
L-3 Communications Holdings, Inc.	10,500	821,625
Lockheed Martin Corp.	10,500	835,800
		2,653,945
AUTO COMPONENTS — 4.3%
BorgWarner, Inc.(1)	15,000	1,011,000
TRW Automotive Holdings Corp.(1)	43,000	2,565,380
		3,576,380
BEVERAGES — 1.2%
Boston Beer Co., Inc., Class A(1)	11,000	990,110
CAPITAL MARKETS — 1.2%
Ameriprise Financial, Inc.	15,500	955,575
CHEMICALS — 3.6%
Braskem SA Preference Shares ADR	44,500	1,122,735
International Flavors & Fragrances, Inc.	15,500	884,275
PolyOne Corp.(1)	73,000	959,950
		2,966,960
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Deluxe Corp.	37,500	916,875
CONSUMER FINANCE — 2.3%
EZCORP, Inc., Class A(1)	33,500	901,150
First Cash Financial Services, Inc.(1)	30,500	1,006,195
		1,907,345
CONTAINERS & PACKAGING — 1.1%
Ball Corp.	12,500	889,125
DISTRIBUTORS — 1.0%
Genuine Parts Co.	15,500	802,125
ELECTRIC UTILITIES — 1.0%
UniSource Energy Corp.	23,000	823,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Brightpoint, Inc.(1)	93,000	843,975
Jabil Circuit, Inc.	43,500	879,135
National Instruments Corp.	21,000	888,510
		2,611,620
FOOD & STAPLES RETAILING — 4.7%
Costco Wholesale Corp.	12,000	862,080
PriceSmart, Inc.	32,000	1,167,680
Walgreen Co.	24,000	970,560
Wal-Mart Stores, Inc.	15,500	869,085
		3,869,405
FOOD PRODUCTS — 2.1%
B&G Foods, Inc.	66,500	893,095
Hormel Foods Corp.	17,000	839,800
		1,732,895
GAS UTILITIES — 3.1%
Atmos Energy Corp.	26,500	863,900
ONEOK, Inc.	15,000	883,350

Veedot – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

UGI Corp.	25,000	$ 783,750
		2,531,000
HEALTH CARE PROVIDERS & SERVICES — 5.5%
Cardinal Health, Inc.	20,500	850,955
Healthspring, Inc.(1)	32,500	987,675
Humana, Inc.(1)	17,000	985,490
MWI Veterinary Supply, Inc.(1)	14,500	901,320
UnitedHealth Group, Inc.	20,000	821,000
		4,546,440
HOTELS, RESTAURANTS & LEISURE — 3.7%
Cracker Barrel Old Country Store, Inc.	14,000	720,720
Domino's Pizza, Inc.(1)	51,500	844,600
PF Chang's China Bistro, Inc.	15,000	690,600
Texas Roadhouse, Inc.(1)	49,500	822,690
		3,078,610
HOUSEHOLD DURABLES — 1.1%
Tempur-Pedic International, Inc.(1)	21,500	938,260
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
AES Corp. (The)(1)	66,000	818,400
INDUSTRIAL CONGLOMERATES — 1.0%
General Electric Co.	40,500	815,670
INSURANCE — 8.4%
Aflac, Inc.	14,500	834,910
American Financial Group, Inc.	25,500	829,515
Axis Capital Holdings Ltd.	23,000	818,340
Endurance Specialty Holdings Ltd.	19,000	883,310
Infinity Property & Casualty Corp.	16,000	955,840
Montpelier Re Holdings Ltd.	43,500	863,475
Reinsurance Group of America, Inc.	14,500	834,620
Torchmark Corp.	15,000	934,500
		6,954,510
INTERNET & CATALOG RETAIL — 1.0%
Netflix, Inc.(1)	4,000	856,320
INTERNET SOFTWARE & SERVICES — 0.9%
j2 Global Communications, Inc.(1)	28,000	772,800
IT SERVICES — 1.0%
International Business Machines Corp.	5,000	810,000
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Waters Corp.(1)	10,500	802,095
MACHINERY — 7.3%
Actuant Corp., Class A	39,000	1,081,470
ArvinMeritor, Inc.(1)	52,500	1,147,650
Cummins, Inc.	9,000	952,920
Deere & Co.	11,000	999,900
Dover Corp.	15,500	993,550
IDEX Corp.	21,500	852,690
		6,028,180
MEDIA — 1.1%
Sinclair Broadcast Group, Inc., Class A	105,500	925,235
METALS & MINING — 2.2%

Veedot – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	8,000	870,000
Rio Tinto plc ADR	13,000	$ 903,240
		1,773,240
MULTILINE RETAIL — 1.0%
Target Corp.	15,000	822,450
OIL, GAS & CONSUMABLE FUELS — 11.6%
Alliance Resource Partners, LP	17,000	1,194,250
Cimarex Energy Co.	10,000	1,041,300
ConocoPhillips	12,500	893,250
Genesis Energy, LP	40,000	1,108,800
Holly Corp.	23,000	1,128,610
Pioneer Natural Resources Co.	8,500	808,860
QEP Resources, Inc.	20,000	812,800
Sunoco Logistics Partners LP	10,000	857,900
Targa Resources Partners LP	25,000	833,000
Teekay Offshore Partners LP	30,500	860,405
		9,539,175
PAPER & FOREST PRODUCTS — 1.3%
Domtar Corp.	12,500	1,099,125
PERSONAL PRODUCTS — 1.1%
Estee Lauder Cos., Inc. (The), Class A	11,500	925,750
PHARMACEUTICALS — 1.0%
Novo Nordisk A/S ADR	7,500	848,475
PROFESSIONAL SERVICES — 1.2%
SFN Group, Inc.(1)	99,500	963,160
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Rayonier, Inc.	15,000	888,150
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Analog Devices, Inc.	22,500	873,675
AXT, Inc.(1)	131,500	1,424,145
NVIDIA Corp.(1)	33,500	801,320
Spreadtrum Communication, Inc. ADR(1)	73,000	1,569,500
Texas Instruments, Inc.	25,500	864,705
		5,533,345
SOFTWARE — 1.0%
BMC Software, Inc.(1)	17,500	834,750
SPECIALTY RETAIL — 2.5%
PetSmart, Inc.	21,000	845,040
Tractor Supply Co.	23,000	1,180,130
		2,025,170
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Crocs, Inc.(1)	52,500	860,475
Fossil, Inc.(1)	12,500	888,125
		1,748,600
TRADING COMPANIES & DISTRIBUTORS — 1.0%
W.W. Grainger, Inc.	6,500	854,555
TOTAL COMMON STOCKS
(Cost $69,559,733)		82,429,455

Veedot – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS — 2.6%
FHLB Discount Notes, 0.10%, 2/1/11(2)	$2,100,000	$ 2,100,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	44,186	44,186
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,144,186)		2,144,186
TOTAL INVESTMENT SECURITIES — 102.5%
(Cost $71,703,919)		84,573,641
OTHER ASSETS AND LIABILITIES — (2.5)%		(2,069,895)
TOTAL NET ASSETS — 100.0%		$82,503,746

Geographic Diversification
(as a % of net assets)
United States	89.0%
Bermuda	3.1%
People's Republic of China	2.0%
Brazil	1.4%
Canada	1.3%
United Kingdom	1.1%
Bahamas	1.0%
Denmark	1.0%
Cash and Equivalents*	0.1%
*    Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Veedot – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$73,460,850	–	–
Foreign Common Stocks	8,968,605	–	–
Temporary Cash Investments	44,186	$2,100,000	–
Total Value of Investment Securities	$82,473,641	$2,100,000	–

Veedot – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$71,703,919
Gross tax appreciation of investments	$13,231,416
Gross tax depreciation of investments	(361,694)
Net tax appreciation (depreciation) of investments	$12,869,722

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

January 31, 2011

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 3.8%
BE Aerospace, Inc.(1)	1,247,000	$ 48,246,430
Goodrich Corp.	127,000	11,508,740
TransDigm Group, Inc.(1)	329,000	25,490,920
		85,246,090
AIR FREIGHT & LOGISTICS — 2.1%
C.H. Robinson Worldwide, Inc.	344,000	26,518,960
Expeditors International of Washington, Inc.	399,000	20,217,330
		46,736,290
AIRLINES — 1.0%
Alaska Air Group, Inc.(1)	182,000	10,781,680
United Continental Holdings, Inc.(1)	472,000	11,988,800
		22,770,480
AUTO COMPONENTS — 1.7%
BorgWarner, Inc.(1)	399,000	26,892,600
Tenneco, Inc.(1)	260,000	10,745,800
		37,638,400
BEVERAGES — 0.4%
Constellation Brands, Inc., Class A(1)	519,000	9,975,180
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	350,000	29,337,000
United Therapeutics Corp.(1)	82,000	5,574,360
		34,911,360
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.(1)	131,000	13,339,730
Lazard Ltd., Class A	381,000	15,895,320
Raymond James Financial, Inc.	155,000	5,614,100
		34,849,150
CHEMICALS — 3.5%
Albemarle Corp.	586,000	32,909,760
CF Industries Holdings, Inc.	241,000	32,544,640
International Flavors & Fragrances, Inc.	222,000	12,665,100
		78,119,500
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Stericycle, Inc.(1)	284,000	22,291,160
COMMUNICATIONS EQUIPMENT — 1.7%
F5 Networks, Inc.(1)	352,000	38,149,760
COMPUTERS & PERIPHERALS — 1.1%
NetApp, Inc.(1)	436,000	23,862,280
CONSTRUCTION & ENGINEERING — 0.5%
Foster Wheeler AG(1)	296,000	10,895,760
CONSUMER FINANCE — 0.9%
Discover Financial Services	966,000	19,889,940
ELECTRICAL EQUIPMENT — 0.9%
Rockwell Automation, Inc.	251,000	20,333,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Dolby Laboratories, Inc., Class A(1)	55,000	3,283,500
Trimble Navigation Ltd.(1)	341,000	15,713,280
		18,996,780

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

ENERGY EQUIPMENT & SERVICES — 5.0%
Atwood Oceanics, Inc.(1)	299,000	$ 12,085,580
Complete Production Services, Inc.(1)	393,000	10,980,420
Core Laboratories NV	141,000	12,867,660
Dril-Quip, Inc.(1)	150,000	11,568,000
FMC Technologies, Inc.(1)	269,000	25,286,000
McDermott International, Inc.(1)	561,000	11,657,580
National Oilwell Varco, Inc.	357,000	26,382,300
		110,827,540
FOOD & STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	854,000	44,160,340
FOOD PRODUCTS — 1.5%
H.J. Heinz Co.	207,000	9,832,500
Mead Johnson Nutrition Co.	395,000	22,898,150
		32,730,650
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
C.R. Bard, Inc.	247,000	23,304,450
Varian Medical Systems, Inc.(1)	349,000	23,581,930
		46,886,380
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Express Scripts, Inc.(1)	516,000	29,066,280
Medco Health Solutions, Inc.(1)	350,000	21,357,000
		50,423,280
HEALTH CARE TECHNOLOGY — 1.5%
SXC Health Solutions Corp.(1)	712,000	34,254,320
HOTELS, RESTAURANTS & LEISURE — 5.7%
Chipotle Mexican Grill, Inc.(1)	92,000	20,140,640
Ctrip.com International Ltd. ADR(1)	260,000	10,701,600
Home Inns & Hotels Management, Inc. ADR(1)	238,000	8,027,740
Las Vegas Sands Corp.(1)	433,000	20,130,170
Royal Caribbean Cruises Ltd.(1)	836,000	37,536,400
Starwood Hotels & Resorts Worldwide, Inc.	498,000	29,367,060
		125,903,610
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	233,000	16,032,730
INTERNET & CATALOG RETAIL — 4.7%
Netflix, Inc.(1)	265,000	56,731,200
priceline.com, Inc.(1)	113,000	48,422,760
		105,153,960
INTERNET SOFTWARE & SERVICES — 3.8%
Akamai Technologies, Inc.(1)	210,000	10,147,200
Baidu, Inc. ADR(1)	185,000	20,096,550
MercadoLibre, Inc.(1)	163,000	11,048,140
Monster Worldwide, Inc.(1)	264,000	4,395,600
VeriSign, Inc.	734,000	24,699,100
WebMD Health Corp.(1)	280,000	14,638,400
		85,024,990
IT SERVICES — 1.5%
Cognizant Technology Solutions Corp., Class A(1)	445,000	32,462,750
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.(1)	267,000	11,168,610

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares	Value

Illumina, Inc.(1)	418,000	$ 28,984,120
Waters Corp.(1)	213,000	16,271,070
		56,423,800
MACHINERY — 6.0%
AGCO Corp.(1)	481,000	24,386,700
ArvinMeritor, Inc.(1)	552,000	12,066,720
Cummins, Inc.	431,000	45,634,280
Dover Corp.	193,000	12,371,300
Joy Global, Inc.	128,000	11,159,040
Timken Co.	273,000	12,836,460
WABCO Holdings, Inc.(1)	273,000	15,943,200
		134,397,700
MEDIA — 1.7%
CBS Corp., Class B	615,000	12,195,450
Discovery Communications, Inc., Class A(1)	120,000	4,680,000
Discovery Communications, Inc., Class C(1)	217,000	7,369,320
Imax Corp.(1)	526,000	13,460,340
		37,705,110
METALS & MINING — 2.0%
Cliffs Natural Resources, Inc.	308,000	26,321,680
Walter Energy, Inc.	144,000	18,758,880
		45,080,560
MULTILINE RETAIL — 1.5%
Dollar Tree, Inc.(1)	673,000	34,040,340
OIL, GAS & CONSUMABLE FUELS — 3.9%
Brigham Exploration Co.(1)	400,000	11,844,000
Concho Resources, Inc.(1)	371,000	35,708,750
Pioneer Natural Resources Co.	152,000	14,464,320
Whiting Petroleum Corp.(1)	194,000	24,498,320
		86,515,390
PHARMACEUTICALS — 1.0%
Salix Pharmaceuticals Ltd.(1)	247,000	10,119,590
Shire plc	442,000	11,669,412
		21,789,002
PROFESSIONAL SERVICES — 0.5%
Manpower, Inc.	169,000	10,912,330
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
CB Richard Ellis Group, Inc., Class A(1)	971,000	21,546,490
Jones Lang LaSalle, Inc.	227,000	20,121,280
		41,667,770
ROAD & RAIL — 1.0%
Kansas City Southern(1)	468,000	23,390,640
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Altera Corp.	361,000	13,562,770
ARM Holdings plc	3,097,000	25,762,328
Atmel Corp.(1)	1,066,000	14,433,640
Cavium Networks, Inc.(1)	500,000	19,770,000
Cypress Semiconductor Corp.(1)	269,000	5,823,850
Entropic Communications, Inc.(1)	837,000	9,181,890
Skyworks Solutions, Inc.(1)	907,000	28,815,390
TriQuint Semiconductor, Inc.(1)	837,000	11,014,920

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)
Shares/ Principal Amount	Value

Veeco Instruments, Inc.(1)	124,000	$ 5,364,240
		133,729,028
SOFTWARE — 5.1%
Citrix Systems, Inc.(1)	402,000	25,398,360
Intuit, Inc.(1)	224,000	10,512,320
Rovi Corp.(1)	538,000	33,226,880
salesforce.com, inc.(1)	259,000	33,447,260
VanceInfo Technologies, Inc. ADR(1)	324,000	11,307,600
		113,892,420
SPECIALTY RETAIL — 4.7%
O'Reilly Automotive, Inc.(1)	879,000	49,953,570
PetSmart, Inc.	718,000	28,892,320
Williams-Sonoma, Inc.	804,000	25,888,800
		104,734,690
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Fossil, Inc.(1)	320,000	22,736,000
Lululemon Athletica, Inc.(1)	202,000	13,873,360
Phillips-Van Heusen Corp.	233,000	13,600,210
		50,209,570
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	373,000	21,656,380
W.W. Grainger, Inc.	85,000	11,174,950
		32,831,330
WIRELESS TELECOMMUNICATION SERVICES — 4.0%
American Tower Corp., Class A(1)	281,000	14,291,660
NII Holdings, Inc.(1)	542,000	22,753,160
SBA Communications Corp., Class A(1)	1,249,000	50,959,200
		88,004,020
TOTAL COMMON STOCKS
(Cost $1,582,852,430)		2,203,849,890
TEMPORARY CASH INVESTMENTS — 1.6%
FHLB Discount Notes, 0.10%, 2/1/11(2)	$35,800,000	35,800,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	49,915	49,915
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $35,849,915)		35,849,915
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $1,618,702,345)		2,239,699,805
OTHER ASSETS AND LIABILITIES — (0.7)%		(16,327,669)
TOTAL NET ASSETS — 100.0%		$2,223,372,136

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
15,189,606	GBP for USD	Bank of America	2/28/11	$24,327,521	$(161,617)
(Value on Settlement Date $24,165,904)

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Vista – Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$2,003,989,760	–	–
Foreign Common Stocks	162,428,390	$37,431,740	–
Temporary Cash Investments	49,915	35,800,000	–
Total Value of Investment Securities	$2,166,468,065	$73,231,740	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(161,617)	–

3. Federal Tax Information

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,620,681,908
Gross tax appreciation of investments	$626,907,814
Gross tax depreciation of investments	(7,889,917)
Net tax appreciation (depreciation) of investments	$619,017,897

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2011